Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	ALIM
Entity Registrant Name	ALIMERA SCIENCES INC
Entity Central Index Key	0001267602
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 17,355	$ 33,108	$ 28,514
Investments in marketable securities		500	26,330
Prepaid expenses and other current assets	1,549	692	1,078
Inventory	671
Deferred financing costs	119	201	272
Total current assets	19,694	34,501	56,194
PROPERTY AND EQUIPMENT - at cost less accumulated depreciation	132	197	220
TOTAL ASSETS	19,826	34,698	56,414
CURRENT LIABILITIES:
Accounts payable	1,702	1,948	1,677
Accrued expenses	2,252	1,638	2,731
Outsourced services payable	161	658	841
Note payable	2,462	2,462	1,157
Capital lease obligations	9	12	11
Total current liabilities	6,586	6,718	6,417
LONG-TERM LIABILITIES:
Note payable, net of discount - less current portion	1,250	2,868	4,767
Other long-term liabilities	193	134	18
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value - 10,000,000 shares authorized and no shares issued and outstanding at September 30, 2012, at December 31, 2011 and at December 31, 2010
Common stock, $.01 par value - 100,000,000 shares authorized and 31,498,502 shares issued and outstanding at Sep 30, 2012, 100,000,000 shares authorized and 31,427,355 shares issued and outstanding at December 31, 2011 and 100,000,000 shares authorized and 31,255,953 shares issued and outstanding at December 31, 2010	315	314	313
Additional paid-in capital	236,894	235,619	233,338
Common stock warrants	415	415	415
Accumulated deficit	(225,827)	(211,370)	(188,854)
TOTAL STOCKHOLDERS' EQUITY	11,797	24,978	45,212
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 19,826	$ 34,698	$ 56,414

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	31,498,502	31,427,355	31,255,953
Common stock, shares outstanding	31,498,502	31,427,355	31,255,953

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011		Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RESEARCH AND DEVELOPMENT EXPENSES	$ 2,199	$ 2,224		$ 5,636	$ 5,732	$ 7,100	$ 12,581	$ 15,057
GENERAL AND ADMINISTRATIVE EXPENSES	1,506	1,421		4,488	4,827	6,203	4,610	3,407
MARKETING EXPENSES	1,503	2,612		3,704	5,038	8,104	4,880	752
OPERATING EXPENSES	5,208	6,257		13,828	15,597	21,407	22,071	19,216
INTEREST AND OTHER INCOME	1	1		3	15	16	73	37
INTEREST EXPENSE	(187)	(284)		(632)	(863)	(1,125)	(848)	(1,897)
GAIN ON EARLY EXTINGUISHMENT OF DEBT							1,343
DECREASE (INCREASE) IN FAIR VALUE OF PREFERRED STOCK CONVERSION FEATURE							3,644	(23,142)
LOSS FROM CONTINUING OPERATIONS						(22,516)	(17,859)	(44,218)
INCOME FROM DISCONTINUED OPERATIONS							4,000
NET LOSS	(5,394)	(6,540)		(14,457)	(16,445)	(22,516)	(13,859)	(44,218)
BENEFICIAL CONVERSION FEATURE OF PREFERRED STOCK								(355)
PREFERRED STOCK ACCRETION							(466)	(623)
PREFERRED STOCK DIVIDENDS							(2,638)	(7,225)
NET LOSS APPLICABLE TO COMMON SHAREHOLDERS		$ (6,540)				$ (22,516)	$ (16,963)	$ (52,421)
NET LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDERS - Basic and diluted	$ (0.17)	$ (0.21)	[1]	$ (0.46)	$ (0.52)	$ (0.72)	$ (0.77)	$ (34.55)
WEIGHTED AVERAGE SHARES OUTSTANDING - Basic and diluted	31,465,752	31,396,517		31,443,568	31,342,752	31,362,574	22,167,873	1,517,365

[1]	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.

Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Series C-1 Preferred Warrants	Common Warrants	Accumulated Deficit
BALANCE at Dec. 31, 2008	$ (115,887)	$ 51	$ 3,474		$ 58	$ (119,470)
BALANCE (in shares) at Dec. 31, 2008		1,490,113
Redeemable preferred stock accretion and dividends	(7,848)					(7,848)
Issuance of common stock (in shares)		92,351
Issuance of common stock	461	3	458
Exercise of stock options (in shares)	3,860	3,860
Exercise of stock options	6		6
Exercise of common stock warrants (in shares)		12,247
Exercise of common stock warrants	31		31
Retirement of common stock warrants			1		(1)
Issuance of series C-1 preferred stock warrants	1,472			1,472
Accretion of series C-1 preferred stock beneficial conversion feature			355			(355)
Stock compensation expense	511		511
Net loss	(44,218)					(44,218)
BALANCE at Dec. 31, 2009	(165,472)	54	4,836	1,472	57	(171,891)
BALANCE (in shares) at Dec. 31, 2009		1,598,571
Redeemable preferred stock accretion and dividends	(3,104)					(3,104)
Issuance of common stock (in shares)		29,421,942
Issuance of common stock	192,963	256	192,707
Issuance of common warrants	366				366
Exercise of stock options (in shares)	44,499	44,499
Exercise of stock options	94	1	93
Exercise of common stock warrants (in shares)		190,941
Exercise of common stock warrants	612	2	618		(8)
Exercise of series C-1 preferred stock warrants	(1,472)			(1,472)
IPO costs	(2,282)		(2,282)
Elimination of preferred stock conversion feature upon conversion of preferred stock to common stock	36,528		36,528
Stock compensation expense	838		838
Net loss	(13,859)					(13,859)
BALANCE at Dec. 31, 2010	45,212	313	233,338		415	(188,854)
BALANCE (in shares) at Dec. 31, 2010		31,255,953
Issuance of common stock (in shares)		21,910
Issuance of common stock	154		154
Exercise of stock options (in shares)	144,787	144,787
Exercise of stock options	236	1	235
Exercise of common stock warrants (in shares)		4,705
Exercise of common stock warrants	19		19
Stock compensation expense	1,873		1,873
Net loss	(22,516)					(22,516)
BALANCE at Dec. 31, 2011	$ 24,978	$ 314	$ 235,619		$ 415	$ (211,370)
BALANCE (in shares) at Dec. 31, 2011		31,427,355

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,457)	$ (16,445)	$ (22,516)	$ (13,859)	$ (44,218)
Income from discontinued operations				(4,000)
Change in fair value of preferred stock conversion feature				(3,644)	23,142
Gain from early extinguishment of debt				(1,343)
Depreciation and amortization	80	106	133	194	1,098
Stock compensation expense and other	1,245	1,478	1,873	957	551
Amortization of deferred financing costs and debt discount	169	318	286	73
Unrealized investment (loss) gain			(2)	2
Noncash research and development expense					300
Changes in assets and liabilities:
Prepaid expenses and other current assets	(204)	(158)	386	(566)	591
Inventory	(671)
Accounts payable	(854)	273	271	391	183
Accrued expenses and other current liabilities	117	(1,720)	(1,275)	(258)	705
Other long-term liabilities	65		128		153
Net cash used in operating activities of continuing operations			(20,716)	(22,053)	(17,495)
Net cash used in operating activities of discontinued operations					(43)
Net cash used in operating activities	(14,510)	(16,148)	(20,716)	(22,053)	(17,538)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of investments				(39,927)
Proceeds from maturities of investments	500	25,828	25,830	13,595
Purchases of property and equipment	(15)	(104)	(110)	(128)	(65)
Net cash provided by (used in) investing activities of continuing operations			25,720	(26,460)	(65)
Net cash provided by investing activities of discontinued operations				4,000
Net cash provided by (used in) investing activities	485	25,724	25,720	(22,460)	(65)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of Series C-1 preferred stock - net				9,997	4,897
Proceeds from exercise of stock options		210	236	94	7
Proceeds from exercise of common stock warrants		19	19	613	31
Proceeds from sale of common stock	28	111	154	68,470
Payment of common stock offering costs	(42)			(1,942)	(339)
Proceeds from issuance of notes payable				6,250
Payment of debt issuance costs			(50)	(305)
Repayment of pSivida note payable				(15,000)
Payment of principal on note payable	(1,705)	(265)	(758)
Payment of debt modification costs		(50)
Payments on capital lease obligations	(9)	(8)	(11)	(8)	(10)
Net cash (used in) provided by financing activities	(1,728)	17	(410)	68,169	4,586
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(15,753)	9,593	4,594	23,656	(13,017)
CASH AND CASH EQUIVALENTS - Beginning of period	33,108	28,514	28,514	4,858	17,875
CASH AND CASH EQUIVALENTS - End of period	17,355	38,107	33,108	28,514	4,858
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	413	508	656	681	1,200
Supplemental schedule of noncash investing and financing activities:
Reclassification of fair value of preferred stock conversion feature to additional paid-in capital				36,528
IPO issuance costs charged to equity				3,994
Notes payable issuance costs charged to equity				366
Property and equipment acquired under capital leases				36
Common stock issued for research and development expense					$ 300

Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Nature of Operations

1. Nature of Operations

Alimera Sciences, Inc. (the Company) is a biopharmaceutical company that specializes in the research, development and commercialization of prescription ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.

The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant market opportunity. The Company’s most advanced product candidate is ILUVIEN®, which has received marketing authorization in the United Kingdom, Austria, Portugal, France and Germany, and has been recommended for marketing authorization in Italy and Spain, for the treatment of vision impairment associated with diabetic macular edema (DME) considered insufficiently responsive to available therapies. DME is a disease of the retina that affects individuals with diabetes and can lead to severe vision loss and blindness.

The Company submitted a New Drug Application (NDA) in June 2010 for the low dose of ILUVIEN in the U.S. with the U.S. Food and Drug Administration (FDA), followed by registration filings in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain under the European Union’s (EU) Decentralized Procedure (DCP) in July 2010, with the United Kingdom acting as the Reference Member State (RMS). The RMS is responsible for coordinating the review and approval process between itself and the other involved countries, or Concerned Member States.

In November 2010, the Company received a Preliminary Assessment Report (PAR) from the RMS and in December 2010, it received a Complete Response Letter (CRL) from the FDA regarding its respective registration filings. The primary concerns expressed in both the PAR and the CRL centered on the benefits of ILUVIEN in treating DME patients versus the risk of its side effects. Upon further analysis of data from the Company’s two Phase 3 pivotal clinical trials (collectively, the FAMETM Study) through its final readout at month 36, the Company determined that a pre-planned subgroup of chronic DME patients demonstrated a greater benefit to risk profile than the full population dataset in its original filings.

The Company submitted its response to the CRL to the FDA in May 2011, including additional safety and efficacy data through the final readout at month 36 of the FAME Study with an emphasis on the chronic DME subgroup. In July 2011, the Company submitted a draft response to the PAR to the United Kingdom Medicines and Healthcare products Regulatory Agency (MHRA), the regulatory body in the RMS, which included a similar data package.

In November 2011, the FDA issued a second CRL to communicate that the NDA could not be approved in its then current form stating that the NDA did not provide sufficient data to support that ILUVIEN is safe and effective in the treatment of patients with DME. The FDA stated that the risks of adverse reactions shown for ILUVIEN in the FAME Study were significant and were not offset by the benefits demonstrated by ILUVIEN in these clinical trials. In its second CRL, the FDA indicated that the Company would need to conduct two additional clinical trials to demonstrate that the product is safe and effective for the proposed indication. During the second quarter of 2012, the Company met with the FDA in an effort to gain a better understanding of the regulatory path for ILUVIEN in the U.S. Based upon this meeting, the Company plans to submit to the FDA a response to the second CRL to include additional analysis of the benefits and risks of ILUVIEN based upon clinical data available from the FAME Study.

After meetings and discussions with the MHRA, the Company finalized and submitted its response to the PAR to the MHRA in November 2011. In February 2012, the Company received a Final Assessment Report (FAR) from the MHRA indicating that the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain had reached a consensus that ILUVIEN was approvable and that the DCP was complete. Upon receipt of the FAR, the Company entered the national phase with each of these seven countries. During the national phase, labeling in each country’s local language is finalized. As part of the approval process in these countries, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in 800 patients with chronic DME. ILUVIEN has received marketing authorization in the United Kingdom, Austria, Portugal, France and Germany for the treatment of vision impairment associated with chronic DME considered insufficiently responsive to available therapies.

The Company currently plans to launch ILUVIEN in Germany, the United Kingdom and France in 2013, and is pursuing pricing and reimbursement in those countries. In July 2012, the Company received a letter from Germany’s Federal Joint Committee indicating that the automatic obligation to submit a dossier on ILUVIEN, per the Arzneimittelmarkt-Neuordnungsgesetz law, would not be necessary, and that a benefit assessment would not be required. This allows the Company to launch ILUVIEN in Germany without price restriction. In August 2012, the Company received an appraisal consultation document from the United Kingdom’s National Institute for Health and Clinical Excellence (NICE) with a preliminary recommendation that ILUVIEN is not recommended given the cost of £5500 and other variables included in the Company’s submission to NICE. This document is not NICE’s final guidance and the recommendation may change prior to NICE’s final appraisal determination. The Company provided further comments on the draft appraisal and additional data in advance of the second appraisal meeting that was held in October 2012. The Company is currently awaiting additional feedback from NICE.

In April 2012, the Company established a wholly-owned subsidiary in the United Kingdom, Alimera Sciences Limited, to facilitate transacting business in the EU. Since its inception there have been no employees of Alimera Sciences Limited. As of September 30, 2012 Alimera Sciences Limited had no employees. Alimera Sciences Limited expects to hire approximately three employees prior to the end of the year ending December 31, 2012.

1. NATURE OF OPERATIONS

Alimera Sciences, Inc. (the Company) is a biopharmaceutical company that specializes in the research, development, and commercialization of ophthalmic pharmaceuticals. The Company was formed on June 4, 2003 under the laws of the State of Delaware.

The Company is presently focused on diseases affecting the back of the eye, or retina, because the Company’s management believes these diseases are not well treated with current therapies and represent a significant market opportunity. The Company’s most advanced product candidate is ILUVIEN®, which is being developed for the treatment of diabetic macular edema (DME). DME is a disease of the retina which affects individuals with diabetes and can lead to severe vision loss and blindness.

In February 2012, ILUVIEN received a positive outcome from the Decentralized Procedure with the issuance of a Final Assessment Report (FAR) from the United Kingdom Medicines Healthcare products Regulatory Agency (MHRA) indicating that it is approvable for the treatment of vision impairment associated with DME considered insufficiently responsive to available therapies in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain.

On April 21, 2010, the Company’s Registration Statement on Form S-1 (as amended) was declared effective by the Securities and Exchange Commission (SEC) for the Company’s initial public offering (IPO), pursuant to which the Company sold 6,550,000 shares of its common stock at a public offering price of $11.00 per share. The Company received net proceeds of approximately $68,395,000 from this transaction, after deducting underwriting discounts and commissions. In connection with its IPO, the Company effected a 1 for 3.4 reverse split of the Company’s common and preferred stock. All share and per share amounts in the accompanying financial statements and notes have been retroactively adjusted for all periods presented to give effect to the reverse stock split.

In September 2010, the Company completed two Phase 3 pivotal clinical trials (collectively, the FAMETM Study) on both a high and low dose of ILUVIEN involving 956 patients in sites across the U.S., Canada, Europe and India to assess the efficacy and safety of ILUVIEN in the treatment of DME over a 36 month period. Based on an analysis of the data through month 24 of the FAME Study in December 2009, the Company submitted a New Drug Application (NDA) in June 2010 for the low dose of ILUVIEN in the U.S. with the U.S. Food and Drug Administration (FDA), followed by registration filings in the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain under the European Union’s (EU) decentralized procedure in July 2010 with the United Kingdom acting as the Reference Member State (RMS). The RMS is responsible for coordinating the review and approval process between itself and the other involved countries, or Concerned Member States.

In November 2010, the Company received a Preliminary Assessment Report (PAR) from the RMS and in December 2010, it received a Complete Response Letter (CRL) from the FDA regarding its respective registration filings. The primary concerns expressed in both the PAR and the CRL centered on the benefits of ILUVIEN in treating DME patients versus the risk of its side effects. Upon further analysis of the FAME Study data through its final readout at month 36, the Company determined that a pre-planned subgroup of chronic DME patients demonstrated a greater benefit to risk profile than the full population dataset in our original filings.

The Company submitted its response to the CRL to the FDA in May 2011, including additional safety and efficacy data through month 36 of the FAME Study with an emphasis on the chronic DME subgroup. In July 2011, the Company submitted a draft response to the PAR to the MHRA, the regulatory body in the RMS, which included a similar data package.

In November 2011, the FDA issued a second CRL to communicate that the NDA could not be approved in its current form due primarily to concerns about the benefit to risk profile of ILUVIEN. Management expects to meet with the FDA in the second quarter of 2012 to discuss the second CRL and the regulatory status of ILUVIEN.

After meetings and discussions with the MHRA, the Company finalized and submitted its response to the PAR to the MHRA in November 2011. In February 2012, The Company received a FAR from the MHRA indicating that the United Kingdom, Austria, France, Germany, Italy, Portugal and Spain had reached a consensus that ILUVIEN was approvable and that the DCP was complete. Upon receipt of the FAR, the Company entered the national phase with each of these seven countries. As part of the approval process in these countries, the Company has committed to conduct a five-year, post-authorization, open label registry study of ILUVIEN in patients with chronic DME.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates in Financial Statements — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management. Actual results could differ from those estimates.

The following accounting policies relate primarily to the continuing operations of the Company:

Cash and Cash Equivalents — Cash and cash equivalents include cash and highly liquid investments that are readily convertible into cash and have a maturity of 90 days or less when purchased.

Investments — In accordance with ASC 320, Debt and Equity Securities, the Company classifies its investments as trading securities. The Company recognizes the investments at fair value and includes all unrealized holding gains and losses in the statement of operations.

Long-Lived Assets — Property and equipment are stated at cost. Additions and improvements are capitalized while repairs and maintenance are expensed. Depreciation is provided on the straight-line method over the useful life of the related assets beginning when the asset is placed in service. The estimated useful lives of the individual assets are as follows: furniture and fixtures, five years; office equipment, three to five years; and software, three years.

Impairment — Property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators of impairment are present, the Company evaluates the carrying amount of such assets in relation to the operating performance and future estimated undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The assessment of the recoverability of assets will be impacted if estimated future operating cash flows are not achieved.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

Income tax positions are considered for uncertainty in accordance with ASC 740-10. The provisions of ASC 740-10 were effective beginning January 1, 2008, but the Company early adopted effective January 1, 2007. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities have been recorded. The Company’s adoption of ASC 740-10 did not result in a cumulative effect adjustment to retained earnings. The Company will recognize accrued interest and penalties related to unrecognized tax benefits, if any, as interest expense and income tax expense, respectively, in the statements of operations.

Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.

Research and Development Costs — Research and development costs are expensed as incurred.

Stock-Based Compensation — The Company has stock option plans which provide for grants of stock options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Compensation cost is recognized for all share-based awards granted subsequent to January 1, 2005 based on the grant date fair value in accordance with the provisions of ASC 718, Compensation — Stock Compensation. The fair values for the options are estimated at the dates of grant using a Black-Scholes option-pricing model.

Additionally, the Company sponsors an employee stock purchase plan under which employees may elect payroll withholdings to fund purchases of the Company’s stock at a discount. The Company estimates the fair value of the option to purchase shares of the Company’s common stock using the Black-Scholes valuation model and recognizes compensation expense in accordance with the provisions of ASC 718-50, Employee Share Purchase Plans.

Derivative Financial Instruments — The Company’s previously outstanding preferred stock (Note 11) contained certain features which were considered embedded derivatives. The Company accounted for such embedded derivative financial instruments in accordance with ASC 815, Derivatives and Hedging. The Company recorded derivative financial instruments as assets or liabilities in the Company’s balance sheet measured at fair value. The Company recorded the changes in fair value of such instruments as noncash gains or losses in the consolidated statement of operations. The Company’s embedded derivative financial instruments were eliminated in the Company’s IPO in April, 2010. The Company held no derivative financial instruments at December 31, 2011 and 2010, respectively. The Company does not enter into derivatives for trading purposes.

Fair Value of Financial Instruments — The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, receivables, and current liabilities approximate their fair value because of their short maturities. The carrying amounts of the Company’s investments are stated at their fair market value in accordance with ASC 820, Fair Value Measurements and Disclosures.

Earnings (Loss) Per Share (EPS) — Basic EPS is calculated in accordance with ASC 260, Earnings per Share by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants, convertible preferred stock and accrued but unpaid convertible preferred stock dividends. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Total securities that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Years Ended December 31,
	2011	2010	2009
Series A preferred stock and convertible accrued dividends	—	2,245,484	7,005,145
Series B preferred stock	—	2,291,242	7,147,894
Series C preferred stock	—	1,861,457	5,807,112
Series C-1 preferred stock	—	888,298	339,408
Series C-1 preferred stock warrants	—	42,426	678,820
Common stock warrants	26,313	97,757	45,297
Stock options	1,463,556	1,704,787	1,125,916

Total	1,489,869	9,131,451	22,149,592

Reporting Segments — The Company does not report segment information as it operates in only one business segment.

Promotional and Advertising Costs — Promotional and advertising costs are expensed as incurred.

Recent Accounting Pronouncements — In January 2010, the FASB issued amendments to the existing fair value measurements and disclosures guidance which requires new disclosures and clarifies existing disclosure requirements. The purpose of these amendments is to provide a greater level of disaggregated information as well as more disclosure around valuation techniques and inputs to fair value measurements. The guidance was effective commencing with the Company’s 2010 fiscal year. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

3. DISCONTINUED OPERATIONS

In October 2006, management and the Board of Directors of the Company approved a plan to discontinue the operations of its non-prescription ophthalmic pharmaceutical business (the OTC Business). The plan included the sale of the assets of the Company’s OTC Business and also the termination of its sales and marketing personnel. The Company previously determined that the discontinued OTC Business comprised operations and cash flows that could be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company. Accordingly, the results of operations for the discontinued OTC Business have been presented as discontinued operations. During the year ended December 31, 2010, the Company received a $4,000,000 option payment from the acquirer of the assets of the OTC Business to provide it with an additional two years to develop one of the acquired products. In 2011, the acquirer informed the Company that it was no longer pursuing development of the product. There were no revenues or expenses from discontinued operations during the years ended December 31, 2011 and 2009, respectively. The following table presents basic and diluted earnings per share from discontinued operations for the year ended December 31, 2010 (in thousands except share and per share data):

Net income from discontinued operations	$4,000
Net income from discontinued operations per share — Basic and diluted	$0.18
Weighted-average shares outstanding — Basic and diluted	22,167,873

Factors Affecting Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Factors Affecting Operations

3. Factors Affecting Operations

To date the Company has incurred recurring losses, negative cash flow from operations, and has accumulated a deficit of $225,827,000 from the Company’s inception through September 30, 2012. As of September 30, 2012, the Company had approximately $17,355,000 in cash and cash equivalents. On October 2, 2012, the Company closed its preferred stock financing in which it sold units consisting of 1,000,000 shares of its Series A Convertible Preferred Stock (Series A Preferred Stock) and warrants to purchase 300,000 shares of Series A Preferred Stock for gross proceeds of $40,000,000, prior to the payment of approximately $650,000 of related issuance costs (Note 12). In October 2010, the Company obtained a $32,500,000 senior secured credit facility (Credit Facility) to help fund its working capital requirements (Note 7). The Credit Facility consisted of a $20,000,000 working capital revolver and a $12,500,000 term loan. The lenders have advanced $6,250,000 under the term loan. In May 2011, the Credit Facility was amended to increase the term loan to $17,250,000, the remaining $11,000,000 of which would have been advanced following FDA approval of ILUVIEN, but no later than December 31, 2011. As a result of the issuance of the second CRL by the FDA in November 2011 regarding the NDA for ILUVIEN, the remaining $11,000,000 is no longer available to the Company. Additionally, the Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which the Company would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company. On February 6, 2012, the Company received a letter from the lenders stating that they reserve the right to assert that the occurrence of certain events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the loan agreements. To date, the lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

The Company plans to proceed with the direct commercialization of ILUVIEN in Germany, the United Kingdom and France in 2013. The Company believes that it has sufficient funds available to fund its operations beyond the projected commercialization of ILUVIEN in these EU countries. The Company does not expect the generation of revenue until 2013, and therefore does not expect to have positive cash flow from operations until 2014. If ILUVIEN is not approved in additional jurisdictions or does not generate sufficient revenue, the Company may adjust its commercial plans so that it can continue to operate with its existing cash resources or seek to raise additional financing.

4. FACTORS AFFECTING OPERATIONS

To date the Company has incurred recurring losses, negative cash flow from operations, and has accumulated a deficit of $211,370,000 from the Company’s inception through December 31, 2011. As of December 31, 2011, the Company had approximately $33,608,000 in cash, cash equivalents, and investments in marketable securities. In October 2010, the Company obtained a $32,500,000 senior secured credit facility (Credit Facility) to help fund its working capital requirements (Note 9). The Credit Facility consisted of a $20,000,000 working capital revolver and a $12,500,000 term loan. The lenders have advanced $6,250,000 under the term loan. In May 2011, the Credit Facility was amended to increase the term loan to $17,250,000, the remaining $11,000,000 which would have been advanced following FDA approval of ILUVIEN, but no later than December 31, 2011. As a result of the issuance of the second CRL by the FDA in November 2011 regarding the NDA for ILUVIEN, the remaining $11,000,000 is no longer available to the Company. Additionally, the Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which the Company would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company. On February 6, 2012, the Company received a letter from the lenders stating that they reserve the right to assert that recent events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the loan agreements. To date, the lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Management believes it has sufficient funds available to fund its operations through the projected commercialization of ILUVIEN in the EU countries and the expected generation of revenue in late 2012, at the earliest, if at all, and therefore does not expect to have cash flow from operations until 2013, if at all. In the EU countries in which ILUVIEN has been recommended for marketing authorization, the Company plans to commercialize ILUVIEN, directly or with a partner. If the Company chooses to commercialize ILUVIEN directly, it will need to raise additional capital in the future to continue to fund its operations beyond commercialization. Even if the Company raises additional capital, the commercialization of ILUVIEN, directly or with a partner, is dependent upon numerous factors and management cannot be sure that ILUVIEN will generate enough revenue to fund the Company’s operations beyond its initial EU launch. Due to the uncertainty around the commercial launch of ILUVIEN, management also cannot be certain that the Company will not need additional funds for the commercial launch of ILUVIEN. If ILUVIEN is not approved or does not generate sufficient revenue, the Company may adjust its commercial plans so that it can continue to operate with its existing cash resources or seek to raise additional financing.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Furniture and fixtures	$300	$292
Office equipment	377	415
Software	423	489
Leasehold improvements	45	12
Manufacturing equipment	52	40

Total property and equipment	1,197	1,248
Less accumulated depreciation and amortization	(1,000)	(1,028)

Property and equipment — net	$197	$220

Depreciation and amortization expense associated with property and equipment of the continuing operations totaled $133,000, $194,000 and $1,098,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

During the year ended December 31, 2009, the Company recognized $860,000 of depreciation and amortization expense associated with equipment used for the manufacture of registration batches of ILUVIEN.

Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses

5. Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Accrued clinical investigator expenses	$821	$788
Accrued severance expenses (1)	—	206
Accrued other compensation expenses	772	621
Accrued preferred stock issuance costs (Note 12)	608	—
Other accrued expenses	51	23

Total accrued expenses	$2,252	$1,638

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the board of directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the nine months ended September 30, 2012.

6. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Accrued clinical investigator expenses	$788	$1,911
Accrued severance expenses (1)	206	—
Accrued other compensation expenses	621	730
Other accrued expenses	23	90

Total accrued expenses	$1,638	$2,731

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the Board of Directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the first quarter of 2012.

pSivida Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
pSivida Agreement

6. pSivida Agreement

In March 2008, in connection with the Company’s collaboration agreement with pSivida U.S., Inc. (pSivida), the licensor of the ILUVIEN technology, the Company and pSivida amended and restated the agreement to provide the Company with 80% of the net profits and pSivida with 20% of the net profits derived by the Company from the sale of ILUVIEN. In connection with the amended and restated agreement, the Company also agreed to:

•	pay $12.0 million to pSivida upon the execution of the March 2008 agreement;

•	issue a $15.0 million promissory note to pSivida (which was subsequently repaid in full in April 2010);

•	forgive all outstanding development payments, penalties and interest as of the effective date of the March 2008 agreement, which totaled $6.8 million;

•	continue responsibility for regulatory, clinical, preclinical, manufacturing, marketing and sales for the remaining development and commercialization of the products;

•

assume all financial responsibility for the development of the products and assume 80% of the commercialization costs of the products (instead of 50% as provided under the agreement prior to being amended and restated); and

•	make an additional milestone payment of $25.0 million after the first product under the March 2008 agreement has been approved by the FDA.

The Company’s license rights to pSivida’s proprietary delivery device could revert to pSivida if the Company were to (i) fail twice to cure its breach of an obligation to make certain payments to pSivida following receipt of written notice thereof; (ii) fail to cure other breaches of material terms of its agreement with pSivida within 30 days after notice of such breaches or such longer period (up to 90 days) as may be reasonably necessary if the breach cannot be cured within such 30-day period; (iii) file for protection under the bankruptcy laws, make an assignment for the benefit of creditors, appoint or suffer appointment of a receiver or trustee over its property, file a petition under any bankruptcy or insolvency act or have any such petition filed against it and such proceeding remains undismissed or unstayed for a period of more than 60 days; or (iv) notify pSivida in writing of its decision to abandon its license with respect to a certain product using pSivida’s proprietary delivery device.

Upon commercialization of ILUVIEN, the Company must share 20% of net profits and 33% of any lump sum milestone payments received from a sub-licensee of ILUVIEN, as defined by the agreement, with pSivida. In connection with this arrangement the Company is entitled to recover 20% of commercialization costs of ILUVIEN, as defined in the agreement, incurred prior to product profitability out of pSivida’s share of net profits. As of September 30, 2012 and December 31, 2011, pSivida owed the Company $4,924,000 and $4,064,000, respectively, in commercialization costs. Due to the uncertainty of future profits from ILUVIEN, the Company has fully reserved these amounts in the accompanying unaudited consolidated financial statements.

7. PSIVIDA AGREEMENT

In March 2008, in connection with the Company’s collaboration agreement with pSivida U.S., Inc. (“pSivida”), the licensor of the ILUVIEN technology, the Company and pSivida amended and restated the agreement to provide the Company with 80% of the net profits and pSivida with 20% of the net profits derived by the Company from the sale of ILUVIEN. In connection with the amended and restated agreement, the Company also agreed to:

•	pay $12.0 million to pSivida upon the execution of the March 2008 agreement;

•	issue a $15.0 million promissory note to pSivida;

•	forgive all outstanding development payments, penalties and interest as of the effective date of the March 2008 agreement, which totaled $6.8 million;

•	continue responsibility for regulatory, clinical, preclinical, manufacturing, marketing and sales for the remaining development and commercialization of the products;

•

assume all financial responsibility for the development of the products and assume 80% of the commercialization costs of the products (instead of 50% as provided under the February 2005 agreement); and

•	make an additional milestone payment of $25.0 million after the first product under the March 2008 agreement has been approved by the FDA.

The $15,000,000 promissory note accrued interest at 8% payable quarterly and was payable in full to pSivida upon the earlier of a liquidity event as defined in the note (including an initial public offering of the Company’s common stock greater than $75,000,000), the occurrence of an event of default under the Company’s agreement with pSivida or September 30, 2012. If the note was not paid in full by March 31, 2010, the interest rate was to increase to 20% effective as of April 1, 2010, and the Company would be required to begin making principal payments of $500,000 per month. On April 27, 2010, the Company paid pSivida $15,225,000 in principal and interest to satisfy the note payable. As a result, the Company recognized a gain of $1,343,000 on the extinguishment of this debt in the accompanying financial statements for the nine month period ended September 30, 2010.

The Company’s license rights to pSivida’s proprietary delivery device could revert to pSivida if the Company were to (i) fail twice to cure its breach of an obligation to make certain payments to pSivida following receipt of written notice thereof; (ii) fail to cure other breaches of material terms of its agreement with pSivida within 30 days after notice of such breaches or such longer period (up to 90 days) as may be reasonably necessary if the breach cannot be cured within such 30-day period; (iii) file for protection under the bankruptcy laws, make an assignment for the benefit of creditors, appoint or suffer appointment of a receiver or trustee over its property, file a petition under any bankruptcy or insolvency act or have any such petition filed against it and such proceeding remains undismissed or unstayed for a period of more than 60 days; or (iv) notify pSivida in writing of its decision to abandon its license with respect to a certain product using pSivida’s proprietary delivery device.

Upon commercialization of ILUVIEN, the Company must share 20% of net profits and 33% of any lump sum milestone payments received from a sub-licensee of ILUVIEN, as defined by the agreement, with pSivida. In connection with this arrangement the Company is entitled to recover 20% of commercialization costs of ILUVIEN, as defined in the agreement, incurred prior to product profitability out of pSivida’s share of net profits. As of December 31, 2011 and 2010, the Company was owed $4,064,000 and $2,224,000, respectively, in commercialization costs. Due to the uncertainty of future net profits, the Company has fully reserved these amounts in the accompanying financial statements.

License Agreements	12 Months Ended
Dec. 31, 2011
License Agreements

8. LICENSE AGREEMENTS

In November 2007, the Company entered into a license agreement with Dainippon Sumitomo Pharma Co., Ltd. (Dainippon) whereby Dainippon granted the Company a non-exclusive, worldwide, royalty free license to patent rights under specific patents and patent applications. The Company paid $200,000 to Dainippon shortly after the execution of this license agreement and will be required to make an additional payment in the amount of $200,000 to Dainippon within 30 days following the first regulatory approval of a licensed product in the U.S. by the FDA.

In August 2007, the Company entered into an exclusive option agreement with Emory University for the licensing of certain patents for a class of compounds that the Company intends to evaluate for the treatment of diseases of the eye, primarily the dry form of age related macular degeneration. The Company made an initial payment of $75,000 during the year ended December 31, 2007 for the option to license the compounds at the end of an evaluation period. The Company exercised its option and entered into an exclusive license in the field of ophthalmology in July 2009, and issued Emory University and its inventor $150,000 in common stock based on the estimated fair value at the time of issuance. The Company would have owed Emory University up to $5,775,000 in additional development and regulatory milestones under the terms of the license agreement. However, the Company elected to terminate this license agreement in accordance with its terms in September 2011.

In February 2008, the Company entered into a similar exclusive option agreement with Emory University for the patent rights to a second class of compounds which will be evaluated for the treatment of diseases of the eye, primarily the dry form of age related macular degeneration. The initial payment was $60,000. The Company expensed this amount as research and development expense in February 2008. The Company exercised its option and entered into an exclusive license in the field of ophthalmology in August 2009, and issued Emory University and its inventor $150,000 in common stock based on the estimated fair value at the time of issuance in December 2009. The Company would have owed Emory University up to $5,850,000 in additional development and regulatory milestones under the terms of this license agreement. However, the Company elected to terminate this license agreement in accordance with its terms in September 2011.

Term and Revolving Loan Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Term and Revolving Loan Agreement

7. Term Loan and Working Capital Revolver

Term Loan

On October 14, 2010 (Effective Date), the Company entered into a Loan and Security Agreement (Term Loan Agreement) with Silicon Valley Bank and MidCap Financial LLP (Lenders). Pursuant to the original terms of the Term Loan Agreement, the Company was entitled to borrow up to $12.5 million, of which $6.25 million (Term Loan A) was advanced to the Company on the Effective Date. The Company was entitled to draw down the remaining $6.25 million under the Term Loan (Term Loan B and together with Term Loan A, the Term Loan) if the FDA approved the Company’s NDA for ILUVIEN prior to or on July 31, 2011. On May 16, 2011, the Company and the Lenders amended the Term Loan Agreement (Term Loan Modification) to, among other things, extend until December 31, 2011 the date by which the FDA must approve the NDA in order for the Company to draw down Term Loan B and increase the amount of Term Loan B by $4.75 million to $11.0 million. In addition, the maturity date of the Term Loan was extended from October 31, 2013 to April 30, 2014 (Term Loan Maturity Date). As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not draw down Term Loan B by December 31, 2011 and the ability to draw down Term Loan B expired.

The Company was required to pay interest only on Term Loan A at a rate of 11.5% on a monthly basis through July 31, 2011, and since August 2011, the Company has been required to repay the principal in 33 equal monthly installments plus interest at a rate of 11.5%.

If the Company repays Term Loan A prior to maturity, the Company must pay to the Lenders a prepayment fee equal to 1.0% of the total amount of principal then outstanding (subject to a 50% reduction in the event that the prepayment occurs in connection with an acquisition of the Company).

To secure the repayment of any amounts borrowed under the Term Loan Agreement, the Company granted to the Lenders a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Term Loan Agreement and an increase to the applicable interest rate, and would permit the Lenders to exercise remedies with respect to the collateral under the Term Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek the Lenders’ approval prior to the payment of any cash dividends to its stockholders.

On the Effective Date, the Company issued to the Lenders warrants to purchase an aggregate of up to 39,773 shares of the Company’s common stock. Each of the warrants is exercisable immediately, has a per-share exercise price of $11.00 and has a term of 10 years. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model. The aggregate fair value of the warrants was estimated to be $389,000. The Company allocated a portion of the proceeds from the Term Loan Agreement to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $366,000 which is being amortized to interest expense using the effective interest method. The Lenders will have certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants. The Company paid to the Lenders an upfront fee of $62,500 on the Effective Date and an additional fee of $50,000 in connection with the Term Loan Modification. In accordance with ASC 470-50-40-17, Debt — Modifications and Extinguishments, the Company is amortizing the deferred financing costs on Term Loan A and the $50,000 modification fee over the remaining term of Term Loan A, as modified. The Lenders also hold warrants to purchase an aggregate of up to 69,999 shares of the Company’s common stock, which would have been exercisable only if Term Loan B had been advanced to the Company. As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not draw down Term Loan B by December 31, 2011 and the ability to draw down Term Loan B expired. Consequently, the warrants issued to the Lenders in connection with Term Loan B are not exercisable.

The Company is required to maintain its primary operating and other deposit accounts and securities accounts with Silicon Valley Bank, which accounts must represent at least 50% of the dollar value of the Company’s accounts at all financial institutions.

The weighted average interest rate of the Company’s notes payable to Silicon Valley Bank and MidCap Financial LLP approximates the rate at which the Company could obtain alternative financing; therefore, the carrying amount of the notes approximates their fair value.

On February 6, 2012, the Company received a letter from the Lenders stating that they reserve the right to assert that the occurrence of certain events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the Loan Agreements. To date, the Lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Working Capital Revolver

Also on the Effective Date, the Company and Silicon Valley Bank entered into a Loan and Security Agreement, pursuant to which the Company obtained a secured revolving line of credit (Working Capital Revolver) from Silicon Valley Bank with borrowing availability up to $20,000,000 (Revolving Loan Agreement). On May 16, 2011, the Company and Silicon Valley Bank amended the Revolving Loan Agreement to extend the maturity date of the Working Capital Revolver from October 31, 2013 to April 30, 2014.

The Working Capital Revolver is a working capital-based revolving line of credit in an aggregate amount of up to the lesser of (i) $20,000,000, or (ii) 85% of eligible domestic accounts receivable. As of September 30, 2012 and December 31, 2011, respectively, no amounts under the Working Capital Revolver were outstanding or available to the Company. The Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which it does not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company.

Amounts advanced under the Working Capital Revolver will bear interest at an annual rate equal to Silicon Valley Bank’s prime rate plus 2.50% (with a rate floor of 6.50%). Interest on the Working Capital Revolver will be due monthly, with the balance due at the maturity date. On the Effective Date, the Company paid to Silicon Valley Bank an upfront fee of $100,000. In addition, if the Company terminates the Working Capital Revolver prior to maturity, it will be required to pay to Silicon Valley Bank a fee of $200,000, provided that such fee will be reduced by 50% in the event such termination is in connection with an acquisition of the Company.

To secure the repayment of any amounts borrowed under the Revolving Loan Agreement, the Company granted to Silicon Valley Bank a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Revolving Loan Agreement and an increase to the applicable interest rate, and would permit Silicon Valley Bank to exercise remedies with respect to the collateral under the Revolving Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek Silicon Valley Bank’s approval prior to the payment of any cash dividends to its stockholders.

9. TERM AND REVOLVING LOAN AGREEMENT

Term Loan

On October 14, 2010 (“Effective Date”), the Company entered into a Loan and Security Agreement (“Term Loan Agreement”) with Silicon Valley Bank and MidCap Financial LLP (“Lenders”). Pursuant to the original terms of the Term Loan Agreement, the Company was entitled to borrow up to $12.5 million, of which $6.25 million (“Term Loan A”) was advanced to the Company on the Effective Date. The Company was entitled to draw down the remaining $6.25 million under the Term Loan (“Term Loan B” and together with Term Loan A, the “Term Loan”) if the FDA approved the Company’s NDA for ILUVIEN prior to or on July 31, 2011. On May 16, 2011, the Company and the Lenders amended the Term Loan Agreement (“Term Loan Modification”) to, among other things, extend until December 31, 2011 the date by which the FDA must approve the NDA in order for the Company to draw down Term Loan B and increase the amount of Term Loan B by $4.75 million to $11.0 million. In addition, the maturity date of the Term Loan was extended from October 31, 2013 to April 30, 2014 (“Term Loan Maturity Date”). As a result of the issuance of the second CRL by the FDA in November 2011 (Note 1), the Company did not drawn down Term Loan B by December 31, 2011 and the availability to draw down Term Loan B expired.

The Company was required to pay interest on Term Loan A at a rate of 11.5% on a monthly basis through July 31, 2011, and since August 2011, the Company has been required to repay the principal in 33 equal monthly installments plus interest at a rate of 11.5%.

If the Company repays Term Loan A prior to maturity, the Company must pay to the Lenders a prepayment fee equal to 5.0% of the total amount of principal then outstanding if the prepayment had occurred within one year after the funding date of Term Loan A (“Term Loan A Funding Date”), 3.0% of such amount if the prepayment occurs between one year and two years after the Term Loan A Funding Date and 1.0% of such amount if the prepayment occurs thereafter (subject to a 50% reduction in the event that the prepayment occurs in connection with an acquisition of the Company).

To secure the repayment of any amounts borrowed under the Term Loan Agreement, the Company granted to the Lenders a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Term Loan Agreement and an increase to the applicable interest rate, and would permit the Lenders to exercise remedies with respect to the collateral under the Term Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek the Lenders’ approval prior to the payment of any cash dividends to its stockholders.

On the Effective Date, the Company issued to the Lenders warrants to purchase an aggregate of up to 39,773 shares of the Company’s common stock. Each of the warrants is exercisable immediately, has a per-share exercise price of $11.00 and has a term of 10 years. The Company estimated the fair value of warrants granted using the Black-Scholes option pricing model. The aggregate fair value of the warrants was estimated to be $389,000. The Company allocated a portion of the proceeds from the Term Loan Agreement to the warrants in accordance with ASC 470-20-25-2, Debt Instruments with Detachable Warrants. As a result, the Company recorded a discount of $366,000 which is being amortized to interest expense using the effective interest method. The Lenders will have certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants. The Company paid to the Lenders an upfront fee of $62,500 on the Effective Date and an additional fee of $50,000 in connection with the Term Loan Modification. In accordance with ASC 470-50-40-17, Debt — Modifications and Extinguishments , the Company is amortizing the unamortized discount on Term Loan A and the $50,000 modification fee over the remaining term of Term Loan A, as modified. The Lenders also hold warrants to purchase an aggregate of up to 69,999 shares of the Company’s common stock, which were exercisable only if Term Loan B had been advanced to the Company. Each of these warrants has a per share exercise price of $11.00 and a term of 10 years. In addition, the Lenders would have had certain registration rights with respect to the shares of common stock issuable upon exercise of all of their warrants.

The Company is required to maintain its primary operating and other deposit accounts and securities accounts with Silicon Valley Bank, which accounts must represent at least 50% of the dollar value of the Company’s accounts at all financial institutions.

On February 6, 2012, the Company received a letter from the Lenders stating that they reserve the right to assert that recent events, including the issuance of the second CRL and a decrease in the market value of the Company’s public equity securities, may represent a material impairment of the value of the collateral under the Loan Agreements. To date, the Lenders have not made such an assertion, and in the opinion of management a material impairment of the value of the collateral has not occurred.

Working Capital Revolver

Also on the Effective Date, the Company and Silicon Valley Bank entered into a Loan and Security Agreement, pursuant to which the Company obtained a secured revolving line of credit (Working Capital Revolver) from Silicon Valley Bank with borrowing availability up to $20,000,000 (Revolving Loan Agreement). On May 16, 2011, the Company and Silicon Valley Bank amended the Revolving Loan Agreement to extend the maturity date of the Working Capital Revolver from October 31, 2013 to April 30, 2014.

The Working Capital Revolver is a working capital-based revolving line of credit in an aggregate amount of up to the lesser of (i) $20,000,000, or (ii) 85% of eligible domestic accounts receivable. As of December 31, 2011 and 2010, respectively, no amounts under the Working Capital Revolver were outstanding or available to the Company. The Company may only draw on the revolving line of credit against eligible U.S. domestic accounts receivable, which it would not expect to have prior to the launch of ILUVIEN in the U.S. Therefore, the revolving line of credit, which expires in April 2014, is not currently, and may never be, available to the Company.

Amounts advanced under the Working Capital Revolver will bear interest at an annual rate equal to Silicon Valley Bank’s prime rate plus 2.50% (with a rate floor of 6.50%). Interest on the Working Capital Revolver will be due monthly, with the balance due at the maturity date. On the Effective Date, the Company paid to Silicon Valley Bank an upfront fee of $100,000. In addition, if the Company terminates the Working Capital Revolver prior to maturity, it will be required to pay to Silicon Valley Bank a fee of $400,000 if the termination occurs within one year after the Effective Date and a fee of $200,000 if the termination occurs more than one year after the Effective Date (each a “Termination Fee”), provided in each case that such Termination Fee will be reduced by 50% in the event of an acquisition of the Company.

To secure the repayment of any amounts borrowed under the Revolving Loan Agreement, the Company granted to Silicon Valley Bank a first priority security interest in all of its assets, including its intellectual property, however, the lien on the Company’s intellectual property will be released if the Company meets certain financial conditions. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the Revolving Loan Agreement and an increase to the applicable interest rate, and would permit Silicon Valley Bank to exercise remedies with respect to the collateral under the Revolving Loan Agreement. The Company also agreed not to pledge or otherwise encumber its intellectual property assets. Additionally, the Company must seek Silicon Valley Bank’s approval prior to the payment of any cash dividends to its stockholders.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES

Term Note Payable — In October 2010, the Company received proceeds of $6,250,000 from the issuance of a Note Payable to certain lenders (Note 9). As of December 31, 2011 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2012	$2,462
2013	2,273
2014	757

Total	$5,492

As of December 31, 2011, the Company had $183,000 of accrued and unpaid interest payable on the Note Payable. As of December 31, 2010, the Company had no accrued and unpaid interest payable on the Note Payable.

Operating Leases — The Company leases office space and equipment under noncancelable agreements accounted for as operating leases. The leases generally require that the Company pay taxes, maintenance, and insurance. Management expects that in the normal course of business, leases that expire will be renewed or replaced by other leases. In December 2011, the Company signed an extension of its lease for office space through December 31, 2012. The Company’s future minimum payments under this operating lease from December 31, 2011 to December 31, 2012 are $267,000.

Rent expense under all operating leases totaled approximately $259,000, $256,000 and $229,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Capital Leases — The Company leases equipment under capital leases. The property and equipment is capitalized at the lesser of fair market value or the present value of the minimum lease payments at the inception of the leases using the Company’s incremental borrowing rate.

At December 31, 2011, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2012	$13
2013	6

Total	19
Less amount representing interest	(1)

Present value of minimum lease payments	18
Less current portion	(12)

Noncurrent portion	$6

Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Office equipment	$36	$60
Less accumulated amortization	(19)	(32)

Total	$17	$28

Depreciation expense associated with office equipment under capital leases was $10,000 for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Significant Agreements — In January 2006, the Company entered into an agreement with a CRO for clinical and data management services to be performed in connection with the Phase 3 trial product for the treatment of DME in the U.S., Canada, and Europe. In accordance with the terms of the agreement, the Company incurred approximately $14,600,000 in costs with the CRO through 2011. For the years ended December 31, 2011, 2010 and 2009, the Company incurred $134,000, $2,300,000 and $3,900,000, respectively, of expense associated with this agreement. There is no amount included in outsourced services payable at December 31, 2011. At December 31, 2010 $731,000 is included in outsourced services payable.

In July 2006, the Company entered into an agreement with a CRO for clinical services to be performed in connection with the Phase 3 trial of its product for the treatment of DME in India. In accordance with the terms of the agreement, the Company incurred approximately $1,400,000 in costs with the CRO through 2011. For the years ended December 31, 2011, 2010 and 2009, the Company incurred $76,000, $242,000 and $240,000, respectively, of expense associated with this agreement. At December 31, 2011 and 2010, $1,000 and $110,000, respectively, are included in outsourced services payable.

In February 2010, the Company entered into an agreement with a third party manufacturer for the manufacture of the ILUVIEN insert, the assembly of the ILUVIEN applicator and packaging of the completed ILUVIEN commercial product. The Company is responsible for supplying the ILUVIEN applicator and the active pharmaceutical ingredient. In accordance with the terms of the agreement, the Company must order at least 80% of the ILUVIEN units required in the U.S., Canada and the EU from the third party manufacturer for an initial term of six years. The agreement has an initial six year term and will automatically renew for successive one year periods unless either party delivers written notice of non-renewal to the other at least 12 months prior to the end of the then current term.

In March 2011, the Company entered into an agreement with a CRO for clinical and data management services to be performed in connection with a physician utilization study which is being conducted to assess the safety and utility of the commercial version of the ILUVIEN applicator. In accordance with the terms of the agreement, the Company will incur approximately $2,100,000 in costs with the CRO through 2012. For the year ended December 31, 2011, the Company incurred $670,000 of expense associated with this agreement. At December 31, 2011, $657,000 is included in outsourced services payable.

Employment Agreements — The Company is party to employment agreements with five executives. The agreements generally provide for annual salaries, bonuses, and benefits and for the “at-will” employment of such executives. Effective January 1, 2012 and 2011, the salaries ranged from $254,000 to $432,000, respectively. If any of the agreements are terminated by the Company without cause, or by the employee for good reason, as defined in the agreements, the Company will be liable for one year of salary and benefits. Certain other employees have general employment contracts which include stipulations regarding confidentiality, Company property, and miscellaneous items.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock

11. PREFERRED STOCK

Prior to the Company’s IPO, the Company had four series of preferred stock. On April 27, 2010 and in connection with the IPO, all outstanding shares of the Company’s preferred stock were converted into 22,863,696 shares of common stock and all preferred stock dividends were eliminated. Significant terms of all series of the preferred stock were as follows:

•

Dividends were cumulative and accrued on a daily basis at the rate of 8% per annum beginning on the date of issuance and based on the original issue price, as adjusted for any stock dividend, stock split, combination, or other event involving the preferred stock. Dividends accrued, whether or not declared, annually and were due and payable when and if declared by the Board of Directors, upon a liquidating event, as defined in the Company’s certificate of incorporation, upon redemption of the preferred stock, as defined in the Company’s certificate of incorporation, or on the date that the preferred stock was otherwise acquired by the Company.

•

Upon any liquidation, dissolution, or winding up of the Company, the preferred stockholders were entitled to a liquidation preference payment equal to (i) the sum of the liquidation value plus all accumulated, accrued, and unpaid dividends and (ii) the pro rata share of any remaining amounts such holder would have been entitled to receive had such holder’s shares been converted into common stock immediately prior to the liquidation, dissolution, or winding up.

•

At any time subsequent to March 17, 2013, the holders of a majority of the preferred stock could have required the Company to redeem all or any portion of the preferred stock. If the preferred stock was redeemed, the redemption would have occurred in equal installments over a three-year period. The price paid by the Company to redeem the shares would have been the greater of (i) the original issue price, plus all accumulated, accrued, and unpaid dividends, and (ii) the fair market value of the preferred stock being redeemed at the time of the redemption.

Because the preferred stock provided the holders the right to require the Company to redeem such shares for cash after March 17, 2013 at the greater of (i) the original issue price plus any accrued but unpaid dividends and (ii) the fair market value of the preferred stock being redeemed, the embedded conversion feature required separate accounting. Consequently, the conversion feature had to be bifurcated from the preferred stock and accounted for separately at each issuance date. The carrying value of the embedded derivative was adjusted to fair value at the end of each reporting period and the change in fair value was recognized in the statement of operations.

On January 8, 2010, warrants to purchase shares of the Company’s Series C-1 preferred stock were exercised resulting in $10,000,000 in cash proceeds and the issuance of 1,935,700 additional shares of Series C-1 preferred stock. The Company recorded a derivative liability of $3,471,000 upon the exercise of the warrants and the issuance of such shares of Series C-1 preferred stock in January 2010.

At each reporting date and in connection with the Company’s IPO, the Company adjusted the carrying value of the embedded derivatives to estimated fair value and recognized the change in such estimated value in its statement of operations. The estimated fair value of the derivatives at April 27, 2010, immediately prior to the conversion of the preferred stock to common stock in connection with the IPO, was $36,528,000. In connection with the IPO, the embedded derivatives were eliminated. The Company recognized a gain of $3,644,000 and a loss of $23,142,000 associated with the change in fair value for the years ended December 31, 2010 and 2009 respectively.

In connection with the conversion of the Company’s preferred shares to common shares upon the completion of the Company’s IPO in April 2010, the Company authorized 10,000,000 shares of $0.01 par value preferred stock. No shares of such preferred stock were issued or outstanding at December 31, 2011 and 2010, respectively.

Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options

9. Stock Options

During the three months ended September 30, 2012 and 2011, the Company recorded compensation expense related to stock options of approximately $342,000 and $417,000, respectively. During the nine months ended September 30, 2012 and 2011, the Company recorded compensation expense related to stock options of approximately $1,136,000 and $1,416,000, respectively. As of September 30, 2012, the total unrecognized compensation cost related to non-vested stock options granted was $2,590,000 and is expected to be recognized over a weighted average period of 2.09 years. The following table presents a summary of stock option transactions for the three and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options at beginning of period	3,698,019	$3.17	2,677,474	$3.98	2,607,446	$3.88	2,741,985	$3.81
Grants	—	—	90,000	7.95	1,127,500	1.71	155,000	7.83
Forfeitures	(9,146)	6.91	—	—	(46,073)	8.32	(7,500)	11.00
Exercises	(2,245)	1.33	(10,000)	2.04	(2,245)	1.33	(132,011)	1.59

Options at end of period	3,686,628	3.16	2,757,474	4.11	3,686,628	3.16	2,757,474	4.11

Weighted average per share fair value of options granted during the period	$—		$5.81		$1.33		$5.67

The following table provides additional information as of September 30, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	3,686,628	$3.16	6.58 years	$2,404
Exercisable	2,386,634	2.94	5.29 years	1,524
Expected to vest	941,265	4.06	8.84 years	575

The following table provides additional information as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

Per the terms of the Company’s 2004 and 2005 Option Plans (Plans), the Company’s preferred stock financing (Note 12) constituted a change of control for the purposes of Plan vesting and as a result all unvested options under the Plans became vested. As of September 30, 2012 there were 79,380 unvested options and $196,000 of unrecognized compensation expense in connection with the 2004 and 2005 Plans, which will be recognized as expense in the fourth quarter of 2012.

Restricted Stock Units

In February 2012, the Company awarded 85,447 restricted stock units (RSUs), to executive officers and employees at a grant date fair value of $1.70 per RSU. A RSU is a stock award that entitles the holder to receive shares of the Company’s common stock as the award vests. The fair value of the RSUs was determined on the date of grant based on the closing price of the Company’s common stock on the date of grant, which equals the RSU’s intrinsic value. The RSUs were to vest upon the receipt of marketing authorization of ILUVIEN in four of the seven EU countries in which ILUVIEN is recommended for marketing authorization (Note 1). During the second quarter of 2012, the United Kingdom, Austria and Portugal granted ILUVIEN marketing authorization and the Company recorded $109,000 in compensation expense in connection with the RSUs. On July 18, 2012, France granted marketing authorization to ILUVIEN and, as a result, the RSUs became fully vested. During the three and nine months ended September 30, 2012, the Company recognized $36,000 and $145,000, respectively, in compensation expense in connection with the RSUs.

12. OPTIONS

The Company has stock option and stock incentive plans which provide for grants of shares to employees and grants of options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Options granted to employees typically become exercisable over a four-year vesting period and have a 10-year term. Options granted to directors typically vest immediately and have a 5-year term.

As of December 31, 2011, the Company was authorized to grant under the Company’s plans up to 2,642,526 shares under the 2010 Equity Incentive Plan. Upon the exercise of stock options, the Company may issue the required shares out of authorized but unissued common stock or out of treasury stock at management’s discretion.

A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Options outstanding at beginning of period	2,741,985	$3.81	2,225,778	$2.14	1,959,726	$1.80
Grants	155,000	7.83	575,150	10.17	295,463	4.35
Forfeitures	(144,752)	8.98	(14,444)	5.11	(25,551)	1.84
Exercises	(144,787)	1.63	(44,499)	2.10	(3,860)	1.70

Options outstanding at period end	2,607,446	3.88	2,741,985	3.81	2,225,778	2.14

Options exercisable at period end	2,058,585	2.74	1,722,281	1.88	1,427,649	1.70

Weighted average per share fair value of options granted during the period	$5.67		$7.92		$3.74

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

The Company estimated the fair value of options granted using the Black-Scholes option-pricing model with the following weighted-average assumptions used for option grants:

	Years Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$5.67	$7.92	$4.35
Weighted-average expected life	5.78 years	6.05 years	6.18 years
Assumed forfeiture rate	10.00%	10.00%	10.00%

Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Marketing	$352	$127	$43
Research and development	376	209	161
General and administrative	1,078	458	307

Total employee stock-based compensation expense	$1,806	$794	$511

The total estimated fair value of options granted during the years ended December 31, 2011, 2010, and 2009 was $879,000, $4,558,000 and $1,100,000, respectively. The total estimated intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $897,000, $364,000 and $9,000, respectively.

The Company’s 2010 Plan provides for annual increases in the number of shares available for issuance thereunder on the first day of each fiscal year equal to the least of: (1) 2,000,000 shares of our common stock; (2) 4% of the shares of common stock outstanding at that time; and (3) such other amount as our Board of Directors may determine. On January 1, 2012, an additional 1,257,094 shares became available for future issuance under the 2010 Plan. These additional shares from the annual increase under the 2010 Plan are not included in the foregoing discussion.

The following table summarizes outstanding and exercisable options at December 31, 2011:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33	597,848	4.37	597,848	4.37
1.39	390,225	5.79	390,225	5.79
2.04	249,170	2.77	249,170	2.77
2.24	4,504	6.16	3,860	6.16
2.41	457,951	6.22	428,689	6.22
3.26	3,676	6.39	2,940	6.39
3.88	33,823	6.09	30,147	6.04
4.01	260,736	7.60	137,102	7.55
5.03	4,438	6.66	3,471	6.66
5.44	2,059	6.77	1,672	6.77
6.74	100,375	8.61	35,218	8.61
7.53	37,500	9.44	37,500	9.44
7.97	20,000	9.30	—	—
8.47	52,618	8.88	11,826	8.03
9.87	21,873	8.75	21,873	8.75
11.00	50,000	8.32	18,748	8.32
11.15	302,650	8.84	81,964	8.84
11.91	18,000	8.93	6,332	8.93

	2,607,446		2,058,585

Common Stock Warrants	12 Months Ended
Dec. 31, 2011
Common Stock Warrants

13. COMMON STOCK WARRANTS

The Company has issued warrants to purchase common stock to various members of the Board of Directors, third-parties for services, and lenders. Total warrants to purchase common stock issued and outstanding were 82,715 and 87,420 at December 31, 2011 and 2010, respectively, at exercise prices ranging from $1.70 to $11.00 per share. The warrants are exercisable for a period of seven to ten years from the issuance date.

Warrants to purchase 39,773 of the Company’s common stock were granted during the year ended December 31, 2010 in connection the issuance of the term and revolving loan agreement (Note 9).

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes

10. Income Taxes

In accordance with ASC 740, Income Taxes, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

Income tax positions are considered for uncertainty in accordance with ASC 740-10. The Company believes that its income tax filing positions and deductions are more likely than not of being sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities and no related penalties and interest have been recorded. Tax years since 2003 remain subject to examination in Georgia, Tennessee, and on the federal level. The Company does not anticipate any material changes to its uncertain tax positions within the next 12 months.

Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.

At September 30, 2012 and December 31, 2011, the Company had federal net operating loss (NOL) carry-forwards of approximately $134,609,000 and $120,353,000 and state NOL carry-forwards of approximately $118,071,000 and $103,815,000 respectively, that are available to reduce future income unless otherwise taxable. If not utilized, the federal NOL carry-forwards will expire at various dates between 2023 and 2031 and the state NOL carry-forwards will expire at various dates between 2020 and 2031.

NOL carry-forwards may be subject to annual limitations under Internal Revenue Code Section 382 (or comparable provisions of state law) in the event that certain changes in ownership of the Company were to occur. In general, an ownership change occurs for purposes of Section 382 if there is a more than 50% change in ownership over a 3-year testing period. The Company is currently evaluating whether a change in ownership occurred with respect to the preferred stock financing in October 2012.

14. INCOME TAXES

The components of the income tax benefit were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Deferred benefit (expense):
Federal	$7,490	$5,738	$6,649
State	883	669	774

	8,373	6,407	7,423
Valuation allowance	(8,373)	(6,407)	(7,423)

Income tax benefit	$—	$—	$—

In accordance with ASC 740, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

Income tax positions are considered for uncertainty in accordance with ASC 740-10. The Company believes that its income tax filing positions and deductions are more likely than not of being sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities and no related penalties and interest have been recorded. Tax years since 2003 remain subject to examination in Georgia, Tennessee, and on the federal level. The Company does not anticipate any material changes to its uncertain tax positions within the next 12 months.

Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.

At December 31, 2011 and 2010, the Company had federal net operating loss (NOL) carry-forwards of approximately $120,353,000 and $97,813,000 and state NOL carry-forwards of approximately $103,815,000, and $80,995,000 respectively, that are available to reduce future income unless otherwise taxable. If not utilized, the federal NOL carry-forwards will expire at various dates between 2023 and 2031 and the state NOL carry-forwards will expire at various dates between 2020 and 2031.

NOL carry-forwards may be subject to annual limitations under Internal Revenue Code Section 382 (or comparable provisions of state law) in the event that certain changes in ownership of the Company were to occur. The Company periodically evaluates its NOL carry-forwards and whether certain changes in ownership, including its IPO, have occurred that would limit the Company’s ability to utilize a portion of its NOL carry-forwards. If it is determined that significant ownership changes have occurred since the Company generated its NOL carry-forwards, it may be subject to annual limitations on the use of these NOL carry-forwards under Internal Revenue Code (IRC), Section 382 (or comparable provisions of state law). The Company has not performed a formal analysis of its NOLs in connection with IRC Section 382.

Net deferred tax assets (liabilities) were as follows:

	December 31,
	2011	2010
	(In thousands)
Depreciation and amortization	$150	$206
Other deferred tax assets	719	246
NOL carry-forwards	44,710	36,467
Research and development costs	8,179	9,165
Collaboration agreement receivable reserves	1,543	844
Valuation allowance	(55,301)	(46,928)

Total	$—	$—

The income tax benefit differs from the amount determined by applying the U.S. federal statutory income tax rate to the pre-tax accounting loss as follows:

	Years Ended December 31,
	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$(7,655)	34.0%	$(4,712)	34.0%	$(15,035)	34.0%
State tax — net of federal benefit	(892)	4.0	(549)	4.0	(1,751)	4.0
Permanent items	379	(1.7)	(1,166)	8.4	8,938	(20.2)
Change in state deferred tax rate	—	—	—	—	—	—
Other	(205)	0.9	20	—	425	(1.0)
Increase in valuation allowance	8,373	(37.2)	6,407	(46.4)	7,423	(16.8)

Total tax expense	$—	—%	$—	—%	$—	—%

Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value

11. Fair Value

The Company adopted ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability, (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and observable contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table presents information about the Company’s assets measured at fair value on a recurring basis:

	September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Cash equivalents (1)	$16,941	$—	$—	$16,941

Assets measured at fair value	$16,941	$—	$—	$16,941

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Cash equivalents (1)	$32,438	$—	$—	$32,438
Investments in marketable debt securities (2)	—	500		500

Assets measured at fair value	$32,438	$500	$—	$32,938

(1)	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
(2)	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a “consensus price” or a weighted average price for each security.

15. FAIR VALUE

The Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (ASC 820), effective January 1, 2008. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. The hierarchy of those valuation approaches is broken down into three levels based on the reliability of inputs as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The valuation under this approach does not entail a significant degree of judgment.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability, (e.g., interest rates and yield curves observable at commonly quoted intervals or current market) and contractual prices for the underlying financial instrument, as well as other relevant economic measures.

Level 3 inputs are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following fair value table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash equivalents(1)	$32,438	$—	$—	$32,438
Investments in marketable debt securities(2)	—	500	—	500

Assets measured at fair value	$32,438	$500	$—	$32,938

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash equivalents(1)	$27,393	$—	$—	$27,393
Investments in marketable debt securities(2)	—	26,330	—	26,330

Assets measured at fair value	$27,393	$26,330	$—	$53,723

(1)	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
(2)	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a “consensus price” or a weighted average price for each security.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

16. EMPLOYEE BENEFIT PLANS

The Company has a salary deferral 401(k) plan which covers substantially all employees of the Company. In May 2008, the Company established a plan to match participant contributions subject to certain plan limitations. The Company’s matching plan took effect on July 1, 2008. Compensation expense associated with the Company’s matching plan totaled $85,000, $68,000 and $70,000 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company may also make an annual discretionary profit-sharing contribution. No such discretionary contributions were made during the years ended December 31, 2011, 2010 and 2009.

In April 2010, the Company established an Employee Stock Purchase Plan (the “Purchase Plan”). Under the Company’s Purchase Plan, eligible employees can participate and purchase common stock semi-annually through accumulated payroll deductions. The Purchase Plan is administered by the Company’s Board of Directors or a committee appointed by the Company’s Board of Directors. Under the Purchase Plan eligible employees may purchase stock at 85% of the lower of the fair market value of a share of Common Stock on the offering date or the exercise date. The Purchase Plan provides for two 6-month purchase periods generally starting on the first trading day on or after October 31 and April 30 of each year. Eligible employees may contribute up to 15% of their eligible compensation. A participant may purchase a maximum of 2,500 shares of common stock per purchase period. The value of the shares purchased in any calendar year may not exceed $25,000.

The Purchase Plan was effective upon the completion of the Company’s IPO, at which time a total of 494,422 shares of the Company’s common stock were made available for sale. As of January 1 of each year, starting in 2011, the reserve will automatically be restored to the original level. A total of 21,910 and 8,246 shares of the Company’s common shares were acquired through the Purchase Plan during the year ended December 31, 2011 and 2010, respectively. As such, on January 1, 2012 and 2011, respectively, an additional 21,910 and 8,246 shares became available for future issuance under the Purchase Plan. In accordance with ASC 718-50, the ability to purchase stock at 85% of the lower of the fair market value of a share of Common Stock on the offering date or the exercise date represents an option. The Company estimates the fair value of such options at the inception of each offering period using the Black-Scholes valuation model. In connection with the Purchase Plan, the Company recorded $66,000 and $43,000 of compensation expense for the years ended December 31, 2011 and 2010, respectively.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited)

17. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Selected quarterly financial data for years ended December 31, 2011 and 2010 are as follows (in thousands except per share data):

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,414	$4,926	$6,257	$5,810
Net loss	(4,697)	(5,208)	(6,540)	(6,071)
Net loss attributable to common stockholders	(4,697)	(5,208)	(6,540)	(6,071)
Net loss per common stockholder — Basic and diluted (1)	$(0.15)	$(0.17)	$(0.21)	$(0.19)

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,216	$5,693	$6,119	$6,043
Net loss	2,577	(4,101)	(6,082)	(6,253)
Net loss attributable to common stockholders	193	(4,821)	(6,082)	(6,253)
Net loss per common stockholder — Basic and diluted (1)	$0.12	$(0.20)	$(0.20)	$(0.20)

(1)	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.
(2)	The unaudited quarterly results of operations for the quarter ended December 31, 2011, includes $401,000 of personnel and severance costs related to our work force reduction (Note 6) which took place in December of 2011.

Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation

2. Basis of Presentation

The Company and its wholly-owned subsidiary have prepared the accompanying unaudited interim condensed consolidated financial statements and notes thereto in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) for interim financial information and the instructions to Form 10-Q and Article 10-01 of Regulation S-X of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and disclosures required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary to present fairly the Company’s interim financial information.

The accompanying unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2011 and related notes included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 30, 2012. The financial results for any interim period are not necessarily indicative of the expected financial results for the full year.

Recent Accounting Pronouncements – In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not believe the adoption of these amendments has had a material impact on its financial position or results of operations.

Inventory	9 Months Ended
Sep. 30, 2012
Inventory

4. Inventory

Inventory is stated at the lower of cost or market (net realizable value). Inventory consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Component parts (1)	$102	$—
Work-in-process (2)	569	—
Finished goods	—	—

Total inventory	$671	$—

(1)	Component parts at September 30, 2012 consisted of manufactured components of the ILUVIEN inserter.
(2)	Work-in-process at September 30, 2012 consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.

Loss Per Share (EPS)	9 Months Ended
Sep. 30, 2012
Loss Per Share (EPS)

8. Loss Per Share (EPS)

Basic EPS is calculated in accordance with ASC 260, Earnings per Share, by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants, convertible preferred stock and accrued but unpaid convertible preferred stock dividends. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Weighted average common stock equivalents that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011
Common stock warrants	3,555	28,086	3,584	29,366
Stock options	948,238	1,502,469	956,654	1,573,106

Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events

12. Subsequent Events

Preferred Stock Financing

On October 2, 2012, the Company closed its preferred stock financing in which it sold units consisting of 1,000,000 shares of Series A Preferred Stock and warrants to purchase 300,000 shares of Series A Preferred Stock for gross proceeds of $40,000,000, prior to the payment of approximately $650,000 of related issuance costs. The powers, preferences and rights of the Series A Preferred Stock are set forth in the certificate of designation filed by the Company with the Secretary of State of the State of Delaware on October 1, 2012. Each share of Series A Preferred Stock, including any shares of Series A Preferred Stock issued upon exercise of the warrants, is convertible into shares of the Company’s common stock at any time at the option of the holder at the rate equal to $40.00 divided by the then current conversion price (conversion price). The initial conversion price of $2.91 of the Series A Preferred Stock is subject to adjustment to $3.16 or $2.66 (as adjusted for stock splits, combinations, stock dividends, recapitalizations and the like with respect to the Series A Preferred Stock) based on the occurrence or non-occurrence of certain events relating to guidance from NICE regarding ILUVIEN, in addition to certain customary price based anti-dilution adjustments. Each share of Series A Preferred Stock shall automatically be converted into shares of common stock at the then-effective conversion price upon the occurrence of the later to occur of both (i) the Company receives and publicly announces the approval by the FDA of the Company’s NDA for ILUVIEN and (ii) the date on which the Company consummates an equity financing transaction pursuant to which the Company sells to one or more third party investors either (a) shares of common stock or (b) other equity securities that are convertible into shares of common stock and that have rights, preference or privileges, senior to or on a parity with, the Series A Preferred Stock, in each case having an as-converted per share of common stock price of not less than $10.00 and that results in total gross proceeds to the Company of at least $30,000,000.

Each unit sold in the preferred stock financing included a warrant to purchase 0.30 shares of Series A Preferred Stock at an exercise price equal to $44.00 per share. At the election of the holder of a warrant, the warrant may be exercised for the number of shares of common stock then issuable upon conversion of the Series A Preferred Stock that would otherwise be issued upon such exercise at the then-effective conversion price.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Use of Estimates in Financial Statements

Use of Estimates in Financial Statements — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management. Actual results could differ from those estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents — Cash and cash equivalents include cash and highly liquid investments that are readily convertible into cash and have a maturity of 90 days or less when purchased.
Investments

Investments — In accordance with ASC 320, Debt and Equity Securities, the Company classifies its investments as trading securities. The Company recognizes the investments at fair value and includes all unrealized holding gains and losses in the statement of operations.

Long-Lived Assets

Long-Lived Assets — Property and equipment are stated at cost. Additions and improvements are capitalized while repairs and maintenance are expensed. Depreciation is provided on the straight-line method over the useful life of the related assets beginning when the asset is placed in service. The estimated useful lives of the individual assets are as follows: furniture and fixtures, five years; office equipment, three to five years; and software, three years.

Impairment

Impairment — Property and equipment and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators of impairment are present, the Company evaluates the carrying amount of such assets in relation to the operating performance and future estimated undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The assessment of the recoverability of assets will be impacted if estimated future operating cash flows are not achieved.

Income Taxes

Income Taxes — In accordance with ASC 740, Income Taxes, the Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of its assets and liabilities. The Company records a valuation allowance against its net deferred tax asset to reduce the net carrying value to an amount that is more likely than not to be realized.

Income tax positions are considered for uncertainty in accordance with ASC 740-10. The provisions of ASC 740-10 were effective beginning January 1, 2008, but the Company early adopted effective January 1, 2007. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position; therefore, no ASC 740-10 liabilities have been recorded. The Company’s adoption of ASC 740-10 did not result in a cumulative effect adjustment to retained earnings. The Company will recognize accrued interest and penalties related to unrecognized tax benefits, if any, as interest expense and income tax expense, respectively, in the statements of operations.

Significant management judgment is involved in determining the provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against net deferred tax assets. Due to uncertainties with respect to the realization of deferred tax assets due to the history of operating losses, a valuation allowance has been established against the entire net deferred tax asset balance. The valuation allowance is based on management’s estimates of taxable income in the jurisdictions in which the Company operates and the period over which deferred tax assets will be recoverable. In the event that actual results differ from these estimates or the Company adjusts these estimates in future periods, a change in the valuation allowance may be needed, which could materially impact the Company’s financial position and results of operations.

Research and Development Costs		Research and Development Costs — Research and development costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation — The Company has stock option plans which provide for grants of stock options to employees and directors to purchase shares of the Company’s common stock at exercise prices generally equal to the fair values of such stock at the dates of grant. Compensation cost is recognized for all share-based awards granted subsequent to January 1, 2005 based on the grant date fair value in accordance with the provisions of ASC 718, Compensation — Stock Compensation. The fair values for the options are estimated at the dates of grant using a Black-Scholes option-pricing model.

Additionally, the Company sponsors an employee stock purchase plan under which employees may elect payroll withholdings to fund purchases of the Company’s stock at a discount. The Company estimates the fair value of the option to purchase shares of the Company’s common stock using the Black-Scholes valuation model and recognizes compensation expense in accordance with the provisions of ASC 718-50, Employee Share Purchase Plans.

Derivative Financial Instruments

Derivative Financial Instruments — The Company’s previously outstanding preferred stock (Note 11) contained certain features which were considered embedded derivatives. The Company accounted for such embedded derivative financial instruments in accordance with ASC 815, Derivatives and Hedging. The Company recorded derivative financial instruments as assets or liabilities in the Company’s balance sheet measured at fair value. The Company recorded the changes in fair value of such instruments as noncash gains or losses in the consolidated statement of operations. The Company’s embedded derivative financial instruments were eliminated in the Company’s IPO in April, 2010. The Company held no derivative financial instruments at December 31, 2011 and 2010, respectively. The Company does not enter into derivatives for trading purposes.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, receivables, and current liabilities approximate their fair value because of their short maturities. The carrying amounts of the Company’s investments are stated at their fair market value in accordance with ASC 820, Fair Value Measurements and Disclosures.

Earnings (Loss) Per Share (EPS)

Earnings (Loss) Per Share (EPS) — Basic EPS is calculated in accordance with ASC 260, Earnings per Share by dividing net income or loss attributable to common stockholders by the weighted average common stock outstanding. Diluted EPS is calculated in accordance with ASC 260 by adjusting weighted average common shares outstanding for the dilutive effect of common stock options, warrants, convertible preferred stock and accrued but unpaid convertible preferred stock dividends. In periods where a net loss is recorded, no effect is given to potentially dilutive securities, since the effect would be anti-dilutive. Total securities that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Years Ended December 31,
	2011	2010	2009
Series A preferred stock and convertible accrued dividends	—	2,245,484	7,005,145
Series B preferred stock	—	2,291,242	7,147,894
Series C preferred stock	—	1,861,457	5,807,112
Series C-1 preferred stock	—	888,298	339,408
Series C-1 preferred stock warrants	—	42,426	678,820
Common stock warrants	26,313	97,757	45,297
Stock options	1,463,556	1,704,787	1,125,916

Total	1,489,869	9,131,451	22,149,592

Reporting Segments		Reporting Segments — The Company does not report segment information as it operates in only one business segment.
Promotional and Advertising Costs		Promotional and Advertising Costs — Promotional and advertising costs are expensed as incurred.
Recent Accounting Pronouncements

Recent Accounting Pronouncements – In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not believe the adoption of these amendments has had a material impact on its financial position or results of operations.

Recent Accounting Pronouncements — In January 2010, the FASB issued amendments to the existing fair value measurements and disclosures guidance which requires new disclosures and clarifies existing disclosure requirements. The purpose of these amendments is to provide a greater level of disaggregated information as well as more disclosure around valuation techniques and inputs to fair value measurements. The guidance was effective commencing with the Company’s 2010 fiscal year. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In May 2011, the FASB amended the FASB Accounting Standards Codification to converge the fair value measurement guidance in U.S. GAAP and International Financial Reporting Standards. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in fair value measurement guidance. In addition, the amendments require additional fair value disclosures. The amendments are effective for fiscal years beginning after December 15, 2011 and should be applied prospectively.

Loss Per Share (EPS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Securities Not Included in Computation of Diluted EPS

Weighted average common stock equivalents that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011
Common stock warrants	3,555	28,086	3,584	29,366
Stock options	948,238	1,502,469	956,654	1,573,106

Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472

Total securities that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Years Ended December 31,
	2011	2010	2009
Series A preferred stock and convertible accrued dividends	—	2,245,484	7,005,145
Series B preferred stock	—	2,291,242	7,147,894
Series C preferred stock	—	1,861,457	5,807,112
Series C-1 preferred stock	—	888,298	339,408
Series C-1 preferred stock warrants	—	42,426	678,820
Common stock warrants	26,313	97,757	45,297
Stock options	1,463,556	1,704,787	1,125,916

Total	1,489,869	9,131,451	22,149,592

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Basic and Diluted Earnings Per Share from Discontinued Operations

The following table presents basic and diluted earnings per share from discontinued operations for the year ended December 31, 2010 (in thousands except share and per share data):

Net income from discontinued operations	$4,000
Net income from discontinued operations per share — Basic and diluted	$0.18
Weighted-average shares outstanding — Basic and diluted	22,167,873

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Furniture and fixtures	$300	$292
Office equipment	377	415
Software	423	489
Leasehold improvements	45	12
Manufacturing equipment	52	40

Total property and equipment	1,197	1,248
Less accumulated depreciation and amortization	(1,000)	(1,028)

Property and equipment — net	$197	$220

Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Accrued clinical investigator expenses	$821	$788
Accrued severance expenses (1)	—	206
Accrued other compensation expenses	772	621
Accrued preferred stock issuance costs (Note 12)	608	—
Other accrued expenses	51	23

Total accrued expenses	$2,252	$1,638

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the board of directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the nine months ended September 30, 2012.

Accrued expenses consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Accrued clinical investigator expenses	$788	$1,911
Accrued severance expenses (1)	206	—
Accrued other compensation expenses	621	730
Other accrued expenses	23	90

Total accrued expenses	$1,638	$2,731

(1)	In connection with the FDA’s CRL issued to the Company in November 2011 (Note 1), management and the Board of Directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the first quarter of 2012.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Principal Payments Under Note Payable	As of December 31, 2011 a schedule of future minimum principal payments under the Note Payable is as follows (in thousands):

Years Ending December 31
2012	$2,462
2013	2,273
2014	757

Total	$5,492

Schedule by Year of Future Minimum Payments under Capital Leases, Together with Present Value of Minimum Lease Payments

At December 31, 2011, a schedule by year of future minimum payments under capital leases, together with the present value of minimum lease payments, is as follows (in thousands):

Years Ending December 31
2012	$13
2013	6

Total	19
Less amount representing interest	(1)

Present value of minimum lease payments	18
Less current portion	(12)

Noncurrent portion	$6

Property and Equipment Under Capital Leases

Property and equipment under capital leases, which are included in property and equipment (Note 5), consisted of the following:

	December 31,
	2011	2010
	(In thousands)
Office equipment	$36	$60
Less accumulated amortization	(19)	(32)

Total	$17	$28

Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Stock Option Transactions

The following table presents a summary of stock option transactions for the three and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2012		2011		2012		2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options at beginning of period	3,698,019	$3.17	2,677,474	$3.98	2,607,446	$3.88	2,741,985	$3.81
Grants	—	—	90,000	7.95	1,127,500	1.71	155,000	7.83
Forfeitures	(9,146)	6.91	—	—	(46,073)	8.32	(7,500)	11.00
Exercises	(2,245)	1.33	(10,000)	2.04	(2,245)	1.33	(132,011)	1.59

Options at end of period	3,686,628	3.16	2,757,474	4.11	3,686,628	3.16	2,757,474	4.11

Weighted average per share fair value of options granted during the period	$—		$5.81		$1.33		$5.67

A summary of stock option transactions under the plans are as follows:

	Years Ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
Options outstanding at beginning of period	2,741,985	$3.81	2,225,778	$2.14	1,959,726	$1.80
Grants	155,000	7.83	575,150	10.17	295,463	4.35
Forfeitures	(144,752)	8.98	(14,444)	5.11	(25,551)	1.84
Exercises	(144,787)	1.63	(44,499)	2.10	(3,860)	1.70

Options outstanding at period end	2,607,446	3.88	2,741,985	3.81	2,225,778	2.14

Options exercisable at period end	2,058,585	2.74	1,722,281	1.88	1,427,649	1.70

Weighted average per share fair value of options granted during the period	$5.67		$7.92		$3.74

Summary of Additional Stock Option Transactions

The following table provides additional information as of September 30, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	3,686,628	$3.16	6.58 years	$2,404
Exercisable	2,386,634	2.94	5.29 years	1,524
Expected to vest	941,265	4.06	8.84 years	575

The following table provides additional information as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

The following table provides additional information related to outstanding stock options, fully vested stock options, and stock options expected to vest as of December 31, 2011:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
				(In thousands)
Outstanding	2,607,446	$3.88	6.14 years	$—
Exercisable	2,058,585	2.74	5.54 years	—
Expected to vest	532,303	8.28	8.42 years	—

Weighted-Average Assumptions Used for Option Grants

The Company estimated the fair value of options granted using the Black-Scholes option-pricing model with the following weighted-average assumptions used for option grants:

	Years Ended December 31,
	2011	2010	2009
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$5.67	$7.92	$4.35
Weighted-average expected life	5.78 years	6.05 years	6.18 years
Assumed forfeiture rate	10.00%	10.00%	10.00%

Employee Stock-Based Compensation Expense

Employee stock-based compensation expense related to stock options recognized under ASC 718 was as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Marketing	$352	$127	$43
Research and development	376	209	161
General and administrative	1,078	458	307

Total employee stock-based compensation expense	$1,806	$794	$511

Outstanding and Exercisable Options

The following table summarizes outstanding and exercisable options at December 31, 2011:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$1.33	597,848	4.37	597,848	4.37
1.39	390,225	5.79	390,225	5.79
2.04	249,170	2.77	249,170	2.77
2.24	4,504	6.16	3,860	6.16
2.41	457,951	6.22	428,689	6.22
3.26	3,676	6.39	2,940	6.39
3.88	33,823	6.09	30,147	6.04
4.01	260,736	7.60	137,102	7.55
5.03	4,438	6.66	3,471	6.66
5.44	2,059	6.77	1,672	6.77
6.74	100,375	8.61	35,218	8.61
7.53	37,500	9.44	37,500	9.44
7.97	20,000	9.30	—	—
8.47	52,618	8.88	11,826	8.03
9.87	21,873	8.75	21,873	8.75
11.00	50,000	8.32	18,748	8.32
11.15	302,650	8.84	81,964	8.84
11.91	18,000	8.93	6,332	8.93

	2,607,446		2,058,585

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Benefit

The components of the income tax benefit were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In thousands)
Deferred benefit (expense):
Federal	$7,490	$5,738	$6,649
State	883	669	774

	8,373	6,407	7,423
Valuation allowance	(8,373)	(6,407)	(7,423)

Income tax benefit	$—	$—	$—

Net Deferred Tax Assets (Liabilities)

Net deferred tax assets (liabilities) were as follows:

	December 31,
	2011	2010
	(In thousands)
Depreciation and amortization	$150	$206
Other deferred tax assets	719	246
NOL carry-forwards	44,710	36,467
Research and development costs	8,179	9,165
Collaboration agreement receivable reserves	1,543	844
Valuation allowance	(55,301)	(46,928)

Total	$—	$—

Reconciliation of Income Tax Benefit to Amount Determined by Applying U.S. Federal Statutory Income Tax Rate

The income tax benefit differs from the amount determined by applying the U.S. federal statutory income tax rate to the pre-tax accounting loss as follows:

	Years Ended December 31,
	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$(7,655)	34.0%	$(4,712)	34.0%	$(15,035)	34.0%
State tax — net of federal benefit	(892)	4.0	(549)	4.0	(1,751)	4.0
Permanent items	379	(1.7)	(1,166)	8.4	8,938	(20.2)
Change in state deferred tax rate	—	—	—	—	—	—
Other	(205)	0.9	20	—	425	(1.0)
Increase in valuation allowance	8,373	(37.2)	6,407	(46.4)	7,423	(16.8)

Total tax expense	$—	—%	$—	—%	$—	—%

Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets measured at fair value on a recurring basis:

	September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Cash equivalents (1)	$16,941	$—	$—	$16,941

Assets measured at fair value	$16,941	$—	$—	$16,941

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Cash equivalents (1)	$32,438	$—	$—	$32,438
Investments in marketable debt securities (2)	—	500		500

Assets measured at fair value	$32,438	$500	$—	$32,938

(1)	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
(2)	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a “consensus price” or a weighted average price for each security.

The following fair value table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis:

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash equivalents(1)	$32,438	$—	$—	$32,438
Investments in marketable debt securities(2)	—	500	—	500

Assets measured at fair value	$32,438	$500	$—	$32,938

	December 31, 2010
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets:
Cash equivalents(1)	$27,393	$—	$—	$27,393
Investments in marketable debt securities(2)	—	26,330	—	26,330

Assets measured at fair value	$27,393	$26,330	$—	$53,723

(1)	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
(2)	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a “consensus price” or a weighted average price for each security.

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Selected quarterly financial data for years ended December 31, 2011 and 2010 are as follows (in thousands except per share data):

	Year Ended December 31, 2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,414	$4,926	$6,257	$5,810
Net loss	(4,697)	(5,208)	(6,540)	(6,071)
Net loss attributable to common stockholders	(4,697)	(5,208)	(6,540)	(6,071)
Net loss per common stockholder — Basic and diluted (1)	$(0.15)	$(0.17)	$(0.21)	$(0.19)

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Selected quarterly financial data:
Total operating expenses	$4,216	$5,693	$6,119	$6,043
Net loss	2,577	(4,101)	(6,082)	(6,253)
Net loss attributable to common stockholders	193	(4,821)	(6,082)	(6,253)
Net loss per common stockholder — Basic and diluted (1)	$0.12	$(0.20)	$(0.20)	$(0.20)

(1)	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.
(2)	The unaudited quarterly results of operations for the quarter ended December 31, 2011, includes $401,000 of personnel and severance costs related to our work force reduction (Note 6) which took place in December of 2011.

Inventory (Tables)	9 Months Ended
Sep. 30, 2012
Inventory Net Realizable Value

Inventory consisted of the following:

	September 30, 2012	December 31, 2011
	(In thousands)
Component parts (1)	$102	$—
Work-in-process (2)	569	—
Finished goods	—	—

Total inventory	$671	$—

(1)	Component parts at September 30, 2012 consisted of manufactured components of the ILUVIEN inserter.
(2)	Work-in-process at September 30, 2012 consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.

Nature of Operations - Additional Information (Detail)	1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 31, 2012 GBP (£)	Sep. 30, 2010 ClinicalTrials Patient	Apr. 21, 2010 USD ($)	Sep. 30, 2012 Employee Patient	Dec. 31, 2010 ClinicalTrials
Nature Of Operations [Line Items]
Initial public offering (IPO), shares sold			6,550,000
Initial public offering (IPO), price per share			$ 11
Initial public offering (IPO), net proceeds			$ 68,395,000
Reverse split of common and preferred stock			0.2941
Number of clinical trials		2			2
Patients with chronic DME		956		800
Appraisal consultation document fee received	£ 5,500
Number of employees expected to hire				3

Disclosure - Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 Segment
Summary Of Significant Accounting Policies [Line Items]
Number of operating business segment	1
Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years

Securities Not Included in Computation of Diluted EPS (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472	1,489,869	9,131,451	22,149,592
Common stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	3,555	28,086	3,584	29,366	26,313	97,757	45,297
Stock options
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	948,238	1,502,469	956,654	1,573,106	1,463,556	1,704,787	1,125,916
Series A preferred stock and convertible accrued dividends
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						2,245,484	7,005,145
Series B Preferred Stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						2,291,242	7,147,894
Series C preferred stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						1,861,457	5,807,112
Series C-1 Preferred Stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						888,298	339,408
Series C-1 preferred stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						42,426	678,820

Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by investing activities of discontinued operations		$ 4,000,000
Revenues from discontinued operations	0		0
Expenses from discontinued operations	$ 0		$ 0

Basic and Diluted Earnings Per Share from Discontinued Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations						$ 4,000
Net income from discontinued operations per share - Basic and diluted						$ 0.18
Weighted-average shares outstanding - Basic and diluted	31,465,752	31,396,517	31,443,568	31,342,752	31,362,574	22,167,873	1,517,365

Factors Affecting Operations - Additional Information (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010	Oct. 14, 2010	Oct. 02, 2012 Subsequent Event Convertible Preferred Stock	Oct. 31, 2012 Subsequent Event Series A preferred stock and convertible accrued dividends	Oct. 02, 2012 Subsequent Event Series A preferred stock and convertible accrued dividends	Oct. 31, 2010 Working Capital Revolver	Oct. 14, 2010 Working Capital Revolver	May 31, 2011 Term Loan	Oct. 31, 2010 Term Loan	Dec. 31, 2011 Term Loan
Factors Affecting Operations [Line Items]
Accumulated deficit	$ (225,827,000)	$ (211,370,000)	$ (188,854,000)
Cash and cash equivalents	17,355,000	33,608,000
Credit Facility obtained				32,500,000	12,500,000				20,000,000	20,000,000
Term loan												12,500,000
Advance term loan received												6,250,000
Increase in term loan through Credit Facility amended											17,250,000
Remaining term loan available													11,000,000
Securities purchase agreement, sale						1,000,000
Warrants to purchase additional shares						300,000
Gross proceeds								40,000,000
Estimated stock issuance cost							$ 650,000

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Furniture and fixtures		$ 300	$ 292
Office equipment		377	415
Software		423	489
Leasehold improvements		45	12
Manufacturing equipment		52	40
Total property and equipment		1,197	1,248
Less accumulated depreciation and amortization		(1,000)	(1,028)
Property and equipment - net	$ 132	$ 197	$ 220

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 80	$ 106	$ 133	$ 194	$ 1,098
Equipment used for manufacture of registration batches of ILUVIEN
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense					$ 860

Accrued Expenses (Summary of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Summary of accrued expenses
Accrued clinical investigator expenses	$ 821	$ 788		$ 1,911
Accrued severance expenses		206	[1],[2]
Accrued other compensation expenses	772	621		730
Accrued preferred stock issuance costs	608
Other accrued expenses	51	23		90
Total accrued expenses	$ 2,252	$ 1,638		$ 2,731

[1]	In connection with the FDA's CRL issued to the Company in November 2011 (Note 1), management and the board of directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the nine months ended September 30, 2012.
[2]	In connection with the FDA's CRL issued to the Company in November 2011 (Note 1), management and the Board of Directors of the Company approved a reduction in force pursuant to which the Company terminated the employment of 11 employees. The affected employees were notified in December 2011. The Company incurred $401,000 of severance expense in December 2011 in connection with the reduction in force of which $206,000 was payable at December 31, 2011. All amounts due at December 31, 2011 were paid to affected employees during the first quarter of 2012.

Accrued Expenses (Summary of Accrued Expenses) (Parenthetical) (Detail) (USD $)	1 Months Ended	3 Months Ended
	Nov. 30, 2011 Employee	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Number of employees terminated	11
Severance expense		$ 401,000
Severance expense regarding reduction of force		$ 206,000

pSivida Agreement - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2008	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 27, 2010 Psivida	Apr. 01, 2010 Psivida	Mar. 31, 2008 Psivida	Sep. 30, 2012 Psivida	Sep. 30, 2010 Psivida	Dec. 31, 2011 Psivida	Mar. 31, 2008 Psivida Minimum	Mar. 31, 2008 March 2008 Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net profits derived from the sale of ILUVIEN to be shared	80.00%						20.00%
Payment to be made upon execution of the agreement							$ 12,000,000
Issue of promissory note							15,000,000
Loss of development payments, penalties and interest							6,800,000
Commercialization costs of the product							80.00%					50.00%
Additional milestone payment after the first product approved by the FDA							25,000,000
Promissory note, interest rate						20.00%	8.00%
Promissory note, payment term							The $15,000,000 promissory note accrued interest at 8% payable quarterly and was payable in full to pSivida upon the earlier of a liquidity event as defined in the note (including an initial public offering of the Company's common stock greater than $75,000,000), the occurrence of an event of default under the Company's agreement with pSivida or September 30, 2012.
Initial public offering, minimum number of shares that should be issued to trigger full payment of promissory note											75,000,000
Monthly principal payments						500,000
Payment of principal and interest of note payable				15,000,000	15,225,000
Gain on extinguishment debt				1,343,000					1,343,000
Minimum days to require to revert license in case of breaches of contract								30 days		30 days
Maximum days to require to revert license in case of breaches of contract								90 days		90 days
Period of bankruptcy petition proceedings remains undismissed								60 days		60 days
Recovery of commercialization costs		20.00%	20.00%
Commercialization costs owned		$ 4,924,000	$ 4,064,000	$ 2,224,000
Share of net profits	20.00%
Share of any lump sum milestone payments received from a sub-licensee of ILUVIEN	33.00%

License Agreements - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Nov. 30, 2007 Dainippon Sumitomo Pharma Co., Ltd. (Dainippon)	Jul. 31, 2009 Emory University Licensing of certain patents for a class of compounds	Dec. 31, 2007 Emory University Licensing of certain patents for a class of compounds	Dec. 31, 2011 Emory University Licensing of certain patents for a class of compounds	Aug. 31, 2009 Emory University Patent rights to a second class of compounds	Feb. 28, 2008 Emory University Patent rights to a second class of compounds	Dec. 31, 2011 Emory University Patent rights to a second class of compounds
License Agreements [Line Items]
Payments for license agreement	$ 200,000		$ 75,000			$ 60,000
Additional payment for license agreement that the company will be required to make	200,000
Value of common stock issued as payment for license agreement		150,000			150,000
Amount that would have been owed in additional development and regulatory milestones under the terms of the license agreement				$ 5,775,000			$ 5,850,000

Term Loan and Working Capital Revolver - Additional Information (Detail) (USD $)	1 Months Ended								9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Oct. 14, 2010 if the prepayment had occurred within one year after the funding date of Term Loan A	Oct. 14, 2010 if the prepayment occurs between one year and two years after the Term Loan A Funding	Oct. 14, 2010 if the prepayment occurs thereafter	Sep. 30, 2012 Term Loan A Installment	Dec. 31, 2011 Term Loan A Installment	Oct. 14, 2010 Term Loan A	Oct. 31, 2010 Term Loan B	May 31, 2010 Term Loan B	Sep. 30, 2012 Term Loan B	Dec. 31, 2011 Term Loan B	May 16, 2011 Term Loan B	Oct. 31, 2010 Working Capital Revolver	Sep. 30, 2012 Working Capital Revolver	Dec. 31, 2011 Working Capital Revolver	Oct. 14, 2010 Working Capital Revolver
Debt Instrument [Line Items]
Company entitled to borrow	$ 32,500,000				$ 12,500,000												$ 20,000,000			$ 20,000,000
Advance term loan											6,250,000
Increase of term loan												6,250,000	4,750,000
Remaining term loan maximum availability																11,000,000
Maturity date of term loan B														Extended from October 31, 2013 to April 30, 2014	Extended from October 31, 2013 to April 30, 2014
Interest rate on term loan											11.50%
Frequency of periodic payment monthly installments									33	33
Prepayment fee, percentage						5.00%	3.00%	1.00%
Warrants issued to Lenders to purchase common stock			82,715	87,420	39,773
Exercise price on warrants	11
Exercisable term of warrants	10 years
Fair value on warrants		415,000	415,000	415,000	389,000
Discount amortized to interest expense	366,000
An upfront fee payment to Lenders	62,500
Lenders hold warrants to purchase an aggregate of common stock														69,999	69,999
Additional debt instrument fee amount									50,000	50,000
Percentage of dollar value of the company to be maintain with Silicon Valley Bank	50.00%
Revolving line of credit expiry date																		Apr 30, 2014	Apr 30, 2014
Revolving line of credit in an aggregate amount of domestic accounts receivable																				85.00%
Interest rate on revolver loan																				2.50%
Interest rate on revolver loan with floor rate																	6.50%
Payment of upfront fee																	100,000
Payment of revolver loan with in one year after the effective date																				$ 200,000
Payment of revolver loan more than one year																				50.00%
Term loan prepayment fee after one to two years funding date									1.00%
Reduction of prepayment in connection with an acquisition									50.00%

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended				12 Months Ended			72 Months Ended	12 Months Ended			66 Months Ended	12 Months Ended	22 Months Ended	12 Months Ended
	Jan. 01, 2012	Jan. 31, 2011	Oct. 31, 2010	Feb. 28, 2010	Dec. 31, 2011 Employee	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Dec. 31, 2011 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2010 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2009 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2011 CRO Agreement for the treatment of DME in the U.S., Canada, and Europe	Dec. 31, 2011 CRO Agreement for the treatment of DME in India	Dec. 31, 2010 CRO Agreement for the treatment of DME in India	Dec. 31, 2009 CRO Agreement for the treatment of DME in India	Dec. 31, 2011 CRO Agreement for the treatment of DME in India	Dec. 31, 2011 CRO Agreement, physician utilization study	Dec. 31, 2012 CRO Agreement, physician utilization study Scenario, Forecast	Dec. 31, 2011 Office equipment under capital leases	Dec. 31, 2010 Office equipment under capital leases	Dec. 31, 2009 Office equipment under capital leases
Commitments and Contingencies [Line Items]
Proceeds from issuance of notes payable			$ 6,250,000			$ 6,250,000
Accrued and unpaid interest payable on Note Payable					183,000	0
Future minimum payments under operating lease from December 31, 2011 to December 31, 2012					267,000
Rent expense under all operating leases					259,000	256,000	229,000
Depreciation expense																			10,000	10,000	10,000
Clinical and data management services									134,000	2,300,000	3,900,000	14,600,000	76,000	242,000	240,000	1,400,000	670,000	2,100,000
Outsourced services payable					658,000	841,000		161,000	0	731,000		0	1,000	110,000		1,000	657,000
Percentage of order of ILUVIEN units required				80.00%
Agreement period				6 years
Renewal option additional period				1 year
Prior Written notice period				12 months
Number of executives in employment agreements					5
Executives salaries	$ 254,000	$ 432,000

Schedule of Future Minimum Principal Payments Under Note Payable (Detail) (Term Note Payable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Term Note Payable
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 2,462
2013	2,273
2014	757
Total	$ 5,492

Schedule by Year of Future Minimum Payments under Capital Leases, Together with Present Value of Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
2012		$ 13
2013		6
Total		19
Less amount representing interest		(1)
Present value of minimum lease payments		18
Less current portion	(9)	(12)	(11)
Noncurrent portion		$ 6

Property and Equipment Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Office equipment	$ 36	$ 60
Less accumulated amortization	(19)	(32)
Total	$ 17	$ 28

Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Apr. 27, 2010	Jan. 08, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock [Line Items]
Common stock issued upon conversion of preferred stock	22,863,696
Cumulative and accrued dividend rate	8.00%
Proceeds from sale of Series C-1 preferred stock - gross		$ 10,000,000
Issuance of series C-1 preferred stock warrants		1,935,700
Derivative liability		3,471,000
Estimated fair value of derivatives	36,528,000
Gain (loss) on change in fair value of derivatives			$ 3,644,000	$ 23,142,000
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding

Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Restricted Stock	Sep. 30, 2012 Restricted Stock	Jun. 30, 2012 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2011 Directors Option Plan	Dec. 31, 2012 Plans Scenario, Forecast	Jan. 31, 2012 2010 Equity Incentive Plan	Dec. 31, 2011 2010 Equity Incentive Plan	Dec. 31, 2011 2010 Equity Incentive Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period												4 years	5 years
Options granted, term			5 years 3 months 15 days		5 years 6 months 15 days							10 years
Maximum number of shares the company is authorized to grant																2,642,526
Total estimated fair value of options granted					$ 879,000	$ 4,558,000	$ 1,100,000
Total estimated intrinsic value of options exercised					897,000	364,000	9,000
Annual increases in the number of shares available for issuance, description																The Company's 2010 Plan provides for annual increases in the number of shares available for issuance thereunder on the first day of each fiscal year equal to the least of (1) 2,000,000 shares of our common stock; (2) 4% of the shares of common stock outstanding at that time; and (3) such other amount as our Board of Directors may determine.
Additional shares that became available for future issuance															1,257,094		2,000,000
Stock options relating to compensation expense	342,000	417,000	1,136,000	1,416,000	1,806,000	794,000	511,000
Unrecognized compensation cost related to non-vested stock options granted	2,590,000		2,590,000
Non-vested stock options granted weighted average period			2 years 1 month 2 days
Compensation expense in connection to Company's plan														196,000
Unvested options	79,380		79,380
Restricted Stock Units (RSUs), to executive officers and employees								85,447
Restricted Stock Units Grant date fair value								$ 1.7
Compensation expense in connection to Company's RSUs									$ 36,000	$ 109,000	$ 145,000

Stock Options (Summary of Stock Option Transactions) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option transactions
Options outstanding at beginning of period	3,698,019	2,677,474	2,607,446	2,741,985	2,741,985	2,225,778	1,959,726
Options, Grants		90,000	1,127,500	155,000	155,000	575,150	295,463
Options, Forfeitures	(9,146)		(46,073)	(7,500)	(144,752)	(14,444)	(25,551)
Options, Exercises	(2,245)	(10,000)	(2,245)	(132,011)	(144,787)	(44,499)	(3,860)
Options outstanding at period end	3,686,628	2,757,474	3,686,628	2,757,474	2,607,446	2,741,985	2,225,778
Options exercisable at period end	2,386,634		2,386,634		2,058,585	1,722,281	1,427,649
Weighted average per share fair value of options granted during the period		$ 5.81	$ 1.33	$ 5.67	$ 5.67	$ 7.92	$ 3.74
Options, Weighted Average Exercise Price Beginning balance	$ 3.17	$ 3.98	$ 3.88	$ 3.81	$ 3.81	$ 2.14	$ 1.8
Weighted Average Exercise Price, Grants		$ 7.95	$ 1.71	$ 7.83	$ 7.83	$ 10.17	$ 4.35
Weighted Average Exercise Price, Forfeitures	$ 6.91		$ 8.32	$ 11	$ 8.98	$ 5.11	$ 1.84
Weighted Average Exercise Price, Exercises	$ 1.33	$ 2.04	$ 1.33	$ 1.59	$ 1.63	$ 2.1	$ 1.7
Options, Weighted Average Exercise Price Ending balance	$ 3.16	$ 4.11	$ 3.16	$ 4.11	$ 3.88	$ 3.81	$ 2.14
Options exercisable at period end, Weighted Average Exercise Price	$ 2.94		$ 2.94		$ 2.74	$ 1.88	$ 1.7

Additional Stock Option Transactions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares	3,686,628	2,607,446	3,698,019	2,757,474	2,677,474	2,741,985	2,225,778	1,959,726
Outstanding, Weighted Average Exercise Price	$ 3.16	$ 3.88	$ 3.17	$ 4.11	$ 3.98	$ 3.81	$ 2.14	$ 1.8
Outstanding, Weighted Average Contractual Term	6 years 6 months 29 days	6 years 1 month 21 days
Outstanding, Aggregate Intrinsic Value	$ 2,404
Exercisable, Shares	2,386,634	2,058,585				1,722,281	1,427,649
Exercisable, Weighted Average Exercise Price	$ 2.94	$ 2.74				$ 1.88	$ 1.7
Exercisable, Weighted Average Contractual Term	5 years 3 months 15 days	5 years 6 months 15 days
Exercisable, Aggregate Intrinsic Value	1,524
Expected to vest, Shares	941,265	532,303
Expected to vest, Weighted Average Exercise Price	$ 4.06	$ 8.28
Expected to vest, Weighted Average Contractual Term	8 years 10 months 2 days	8 years 5 months 1 day
Expected to vest, Aggregate Intrinsic Value	$ 575

Weighted-Average Assumptions Used for Option Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate	1.61%	1.77%	3.44%
Volatility factor	88.21%	97.32%	112.57%
Grant date fair value of common stock	$ 5.67	$ 7.92	$ 4.35
Weighted-average expected life	5 years 9 months 11 days	6 years 18 days	6 years 2 months 5 days
Assumed forfeiture rate	10.00%	10.00%	10.00%

Employee Stock-Based Compensation Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense	$ 342,000	$ 417,000	$ 1,136,000	$ 1,416,000	$ 1,806,000	$ 794,000	$ 511,000
Marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					352,000	127,000	43,000
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					376,000	209,000	161,000
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total employee stock-based compensation expense					$ 1,078,000	$ 458,000	$ 307,000

Outstanding and Exercisable Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,607,446
Options Exercisable, Number Exercisable	2,058,585
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.33
Options Outstanding, Number Outstanding	597,848
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Options Exercisable, Number Exercisable	597,848
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.39
Options Outstanding, Number Outstanding	390,225
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 9 months 15 days
Options Exercisable, Number Exercisable	390,225
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 9 months 15 days
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.04
Options Outstanding, Number Outstanding	249,170
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Options Exercisable, Number Exercisable	249,170
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.24
Options Outstanding, Number Outstanding	4,504
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month 28 days
Options Exercisable, Number Exercisable	3,860
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 1 month 28 days
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.41
Options Outstanding, Number Outstanding	457,951
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 2 months 19 days
Options Exercisable, Number Exercisable	428,689
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 2 months 19 days
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.26
Options Outstanding, Number Outstanding	3,676
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Options Exercisable, Number Exercisable	2,940
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.88
Options Outstanding, Number Outstanding	33,823
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month 2 days
Options Exercisable, Number Exercisable	30,147
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 15 days
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 4.01
Options Outstanding, Number Outstanding	260,736
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 7 months 6 days
Options Exercisable, Number Exercisable	137,102
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 6 months 18 days
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.03
Options Outstanding, Number Outstanding	4,438
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 7 months 28 days
Options Exercisable, Number Exercisable	3,471
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 7 months 28 days
Exercise Price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.44
Options Outstanding, Number Outstanding	2,059
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 9 months 7 days
Options Exercisable, Number Exercisable	1,672
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 9 months 7 days
Exercise Price 11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 6.74
Options Outstanding, Number Outstanding	100,375
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 7 months 10 days
Options Exercisable, Number Exercisable	35,218
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 7 months 10 days
Exercise Price 12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.53
Options Outstanding, Number Outstanding	37,500
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 5 months 9 days
Options Exercisable, Number Exercisable	37,500
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 5 months 9 days
Exercise Price 13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.97
Options Outstanding, Number Outstanding	20,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months 18 days
Exercise Price 14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 8.47
Options Outstanding, Number Outstanding	52,618
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 10 months 17 days
Options Exercisable, Number Exercisable	11,826
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 11 days
Exercise Price 15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 9.87
Options Outstanding, Number Outstanding	21,873
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 9 months
Options Exercisable, Number Exercisable	21,873
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 9 months
Exercise Price 16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11
Options Outstanding, Number Outstanding	50,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 3 months 26 days
Options Exercisable, Number Exercisable	18,748
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 3 months 26 days
Exercise Price 17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11.15
Options Outstanding, Number Outstanding	302,650
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 10 months 2 days
Options Exercisable, Number Exercisable	81,964
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 10 months 2 days
Exercise Price 18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11.91
Options Outstanding, Number Outstanding	18,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 11 months 5 days
Options Exercisable, Number Exercisable	6,332
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 11 months 5 days

Common Stock Warrants (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase common stock issued and outstanding	82,715	87,420	39,773
Warrants to purchase common, exercise prices				$ 1.7	$ 1.7	$ 11	$ 11
Warrants, exercisable period from issuance date				7 years	7 years	10 years	10 years
Warrants to purchase Company's common stock, granted during period		39,773

Components of Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred benefit (expense):
Federal	$ 7,490	$ 5,738	$ 6,649
State	883	669	774
Deferred Income Tax Expense (Benefit), Total	8,373	6,407	7,423
Valuation allowance	(8,373)	(6,407)	(7,423)
Income tax benefit

Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Federal NOL	Dec. 31, 2011 Federal NOL	Dec. 31, 2010 Federal NOL	Sep. 30, 2012 State NOL	Dec. 31, 2011 State NOL	Dec. 31, 2010 State NOL
Income Taxes [Line Items]
Operating loss (NOL) carry-forwards		$ 134,609,000	$ 120,353,000	$ 97,813,000	$ 118,071,000	$ 103,815,000	$ 80,995,000
Net operating loss carryforwards change in ownership minimum	50.00%
Net operating loss carryforwards testing period	3 years

Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets And Liabilities [Line Items]
Depreciation and amortization	$ 150	$ 206
Other deferred tax assets	719	246
NOL carry-forwards	44,710	36,467
Research and development costs	8,179	9,165
Collaboration agreement receivable reserves	1,543	844
Valuation allowance	(55,301)	(46,928)
Total

Reconciliation of Income Tax Benefit to Amount Determined by Applying U.S. Federal Statutory Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount
Federal tax benefit at statutory rate	$ (7,655)	$ (4,712)	$ (15,035)
State tax - net of federal benefit	(892)	(549)	(1,751)
Permanent items	379	(1,166)	8,938
Change in state deferred tax rate
Other	(205)	20	425
Increase in valuation allowance	8,373	6,407	7,423
Total tax expense
Percent
Federal tax benefit at statutory rate	34.00%	34.00%	34.00%
State tax - net of federal benefit	4.00%	4.00%	4.00%
Permanent items	(1.70%)	8.40%	(20.20%)
Change in state deferred tax rate
Other	0.90%		(1.00%)
Increase in valuation allowance	(37.20%)	(46.40%)	(16.80%)
Total tax expense

Fair Value (Assets Measured at Fair Value on Recurring Basis) (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 16,941	[1]	$ 32,438	[1]	$ 27,393	[1]
Investments in marketable debt securities			500	[2]	26,330	[2]
Assets measured at fair value	16,941		32,938		53,723
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	16,941	[1]	32,438	[1]	27,393	[1]
Assets measured at fair value	16,941		32,438		27,393
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in marketable debt securities			500	[2]	26,330	[2]
Assets measured at fair value			500		26,330
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents				[1]		[1]
Investments in marketable debt securities				[2]		[2]
Assets measured at fair value

[1]	The carrying amounts approximate fair value due to the short-term maturities of the cash equivalents.
[2]	Valuations are based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. These prices include broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Pricing sources include industry standard data providers, security master files from large financial institutions, and other third party sources which are input into a distribution-curve-based algorithm to determine a daily market value. This creates a "consensus price" or a weighted average price for each security.

Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 30, 2010 Employee Stock Purchase Plan	Dec. 31, 2011 Employee Stock Purchase Plan	Dec. 31, 2010 Employee Stock Purchase Plan
Defined Benefit Plan Disclosure [Line Items]
Compensation expense associated with the Company's matching plan	$ 85,000	$ 68,000	$ 70,000
Annual discretionary profit-sharing contribution	0	0	0
Purchase price of stock under ESPP as a percentage of fair market value of common stock				85.00%	85.00%	85.00%
Percentage of eligible compensation that may be contributed towards ESPP				15.00%
Maximum number of shares of common stock a participant may purchase per purchase period				2,500
Maximum value of shares of common stock a participant may purchase in any calender year				25,000
Common stock, available for sale under employee stock purchase plan					494,422
Common shares acquired through employee stock purchase plan					21,910	8,246
Additional shares that became available for future issuance under the Purchase Plan					21,910	8,246
Compensation expense recorded in connection with the Purchase Plan					$ 66,000	$ 43,000

Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Total operating expenses	$ 5,208	$ 5,810		$ 6,257		$ 4,926		$ 4,414		$ 6,043		$ 6,119		$ 5,693		$ 4,216		$ 13,828	$ 15,597	$ 21,407	$ 22,071	$ 19,216
Net loss	(5,394)	(6,071)		(6,540)		(5,208)		(4,697)		(6,253)		(6,082)		(4,101)		2,577		(14,457)	(16,445)	(22,516)	(13,859)	(44,218)
Net loss attributable to common stockholders		$ (6,071)		$ (6,540)		$ (5,208)		$ (4,697)		$ (6,253)		$ (6,082)		$ (4,821)		$ 193				$ (22,516)	$ (16,963)	$ (52,421)
Net loss per common stockholder - Basic and diluted	$ (0.17)	$ (0.19)	[1]	$ (0.21)	[1]	$ (0.17)	[1]	$ (0.15)	[1]	$ (0.2)	[1]	$ (0.2)	[1]	$ (0.2)	[1]	$ 0.12	[1]	$ (0.46)	$ (0.52)	$ (0.72)	$ (0.77)	$ (34.55)

[1]	Net loss per common stockholder is computed independently for each of the quarters presented. Therefore the sum of the quarterly net loss per share will not necessarily equal the total for the year.

Normal Recurring Adjustments, which are Necessary for Fair Statement of Results of Interim Periods (Parenthetical) (Detail) (USD $)	3 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Line Items]
Personnel and severance costs related to work force reduction	$ 401,000

Inventory (Inventory Net Realizable Value) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Inventory net realizable value
Component parts	$ 102	[1]
Work-in-process	569	[2]
Finished goods
Total inventory	$ 671

[1]	Component parts at September 30, 2012 consisted of manufactured components of the ILUVIEN inserter.
[2]	Work-in-process at September 30, 2012 consisted of completed units of ILUVIEN that are undergoing, but have not completed, quality assurance testing as required by regulatory authorities.

Subsequent Events - Additional Information (Detail) (Series A preferred stock and convertible accrued dividends, USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2012	Oct. 31, 2012 Subsequent Event	Oct. 02, 2012 Subsequent Event
Subsequent Event [Line Items]
Gross proceeds			$ 40,000,000
Estimated stock issuance cost		650,000
Gross proceeds value of each unit of share			$ 40
Warrants to purchase additional shares.			300,000
No of preferred stock and warrants			1,000,000
Initial conversion price	$ 2.91
Initial conversion price subjected to adjustment one	$ 3.16
Initial conversion price subjected to adjustment two	$ 2.66
Preferred stock converted to common stock per share	$ 10
Proceeds from issuance of preferred stock	$ 30,000,000
Proportion of each unit of shares			0.3
Exercise price of warrants	$ 44